UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05488
                                                     ---------------------

                       Nuveen Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                SEMIANNUAL REPORT April 30, 2006


                        Nuveen Investments
                        Municipal Exchange-Traded
                        Closed-End Funds


 NUVEEN MUNICIPAL
 VALUE FUND, INC.
              NUV

 NUVEEN MUNICIPAL
INCOME FUND, INC.
              NMI



Photo of: Man, woman and child at the beach.
Photo of: A child.


DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments.

Photo of: Woman
Photo of: Man and child
Photo of: Woman

NOW YOU CAN RECEIVE YOUR NUVEEN FUND REPORTS FASTER.

NO MORE WAITING.
SIGN UP TODAY TO RECEIVE NUVEEN FUND INFORMATION BY E-MAIL.
It only takes a minute to sign up for E-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Investments Fund information is ready -- no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if you wish.

                             ----------------------
                               DELIVERY DIRECT TO
                               YOUR E-MAIL INBOX
                             ----------------------


IT'S FAST, EASY & FREE:

WWW.INVESTORDELIVERY.COM
if you get your Nuveen Fund dividends
and statements from your financial
advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS
if you get your Nuveen Fund dividends
and statements directly from Nuveen.



(Be sure to have the address sheet that
accompanied this report handy. You'll need it to complete the enrollment process.)

Logo: NUVEEN Investments.

Photo Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
     LETTER TO SHAREHOLDERS

Sidebar text: "PORTFOLIO DIVERSIFICATION IS A RECOGNIZED WAY TO TRY TO REDUCE SOME OF THE RISK THAT COMES WITH INVESTING."

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

Municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. I encourage you to contact your personal financial advisor who may help explain this important investment strategy.

Nuveen Investments is pleased to offer you choices when it comes to receiving your fund reports. In addition to mailed print copies, you can also sign up to receive future Fund reports and other Fund information by e-mail and the Internet. Not only will you receive the information faster, but this also may help lower your Fund's expenses. The inside front cover of this report contains information on how you can sign up.

We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 12, 2006

Nuveen Investments Municipal Exchange-Traded Closed-End Funds
NUV, NMI

Portfolio Managers'
        COMMENTS

Portfolio managers Tom Spalding and John Miller review key investment strategies and the six-month performance of NUV and NMI. With 29 years of investment experience at Nuveen, Tom has managed NUV since its inception in 1987. John, who has 13 years of municipal market experience, including 10 years with Nuveen, assumed portfolio management responsibility for NMI in 2001.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2006?

During this reporting period, we saw a general increase in interest rates, although rates at the longer end of the yield curve remained more stable than those at the short end throughout much of the period. Between November 1, 2005 and April 30, 2006, the Federal Reserve implemented four increases of 0.25% each in the fed funds rate, raising this short-term target by 100 basis points--from 3.75% to 4.75%. (On May 10, 2006, the fed funds rate was increased by another 25 basis points to 5%, making the Fed's 16th consecutive quarter-point hike since June 2004.) In contrast, the yield on the benchmark 10-year U.S. Treasury note ended April 2006 at 5.06%, up from 4.55% six months earlier, while the yield on the Bond Buyer 25 Revenue Bond Index, a widely followed measure of longer-term municipal market rates, was 5.22% at the end of April 2006, an increase of just two basis points from the beginning of November 2005. As interest rates increased, bond valuations generally declined, and the yield curve flattened as short-term rates approached the levels of longer-term rates.

In this environment, one of our key strategies continued to be careful duration1 management. Depending on the individual needs of each Fund, our purchase activity focused on attractively priced bonds maturing in 15 to 20 years in NUV and 20 to 30 years in NMI. As the period progressed, we started to see more opportunities to add value at the longer end of the curve, and we began to find bonds beyond the 20-year range for NUV's portfolio. The longer durations of the bonds we added to both of these Funds enabled us to maintain the Funds' durations within our preferred strategic range and contributed to their performance for the period.

In looking for potential purchase candidates, we kept an opportunistic eye toward all types of issuance that we believed could add value to the Funds' portfolios and keep the Funds well diversified geographically. Overall, portfolio activity was relatively light during this period. This was due in part to the fact that these Funds entered the reporting period fully invested and with routine call exposure. Another factor was the 5.5% decline in municipal supply during this six-month period compared with the same period 12 months earlier (November 2004-April 2005). The decrease in supply was even more evident during the first four months of 2006, when new issuance dropped almost 25% from the levels of January-April 2005. At the same time, demand for municipal bonds continued to be diverse and broad-based, with retail investors, property and casualty insurance companies, and third-party investors--such as hedge funds and arbitrage accounts--all participating in the market.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

In general, much of the new supply was highly rated and/or insured, and the majority of our new purchases in NUV during this time were higher-rated credits. While we continued to emphasize maintaining the Fund's weightings of bonds rated BBB or lower and nonrated bonds, tighter supply meant fewer opportunities to find additional lower-rated issues that we believed represented value for shareholders. One of the few lower quality areas where we did find opportunities to add value in NUV was the tobacco sector, and we purchased selected tobacco issues to maintain the Fund's exposure to this sector.

In NMI, which can invest up to 25% of its portfolio in below investment-grade quality bonds that typically offer higher yields (with typically higher risk), our focus was also on credit and security selection. During the past six months, the enormous demand for high-yield paper--and the outperformance of the high-yield sector of the market--created an environment that enabled us to concentrate on finding bonds that we believed demonstrated the potential for strengthening credit quality. Because the majority of our purchases for NMI were at the longer end of the yield curve, which remained relatively stable during this period, interest rate movements did not have a major impact on the management of NMI during this period. Our preferred areas of the market during this time included healthcare, especially situations that we considered to be good candidates for return to investment-grade status, and industrial development/resource recovery bonds. Most of the cash we redeployed during this period came from bond call proceeds and sinking fund payments.


HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant benchmark and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 4/30/06

                           6-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NUV                        2.45%         3.98%          5.94%          5.93%
--------------------------------------------------------------------------------
NMI                        1.90%         3.90%          5.59%          5.15%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index2                1.56%         2.16%          5.40%          5.90%
--------------------------------------------------------------------------------
Lipper General and
Insured Unleveraged
Municipal Debt
Funds Average3             2.06%         3.38%          5.16%          5.49%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper General and Insured Unleveraged Municipal Debt Funds category average is calculated using the returns of all exchange-traded closed-end funds in this category for each period as follows: 6 months, 8; 1 year, 8; 5 years, 8; and 10 years, 8. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended April 30, 2006, the total returns on net asset value
(NAV) for both NUV and NMI exceeded the return on their Lehman Brothers municipal benchmark. NUV also outperformed the average return for the Lipper peer group for this period, while NMI slightly underperformed this average.

During this reporting period, positive contributors to the Funds' returns included yield curve and duration positioning, exposure to lower-rated credits, and pre-refunding activity.

As the yield curve continued to flatten over the course of this period, yield curve and duration positioning played important roles in the Funds' performances. On the whole, shorter maturity bonds were the most impacted by recent changes in the yield curve. As a result, these bonds generally underperformed both intermediate and long bonds, with credits having the longest maturities posting the best returns for this period. Yield curve positioning or, more specifically, greater exposure to those parts of the yield curve that performed well helped the performances of these two Funds both in absolute terms and relative to the Lehman municipal index, in which exposures to the various maturity groupings are more evenly weighted across the entire yield curve.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, both of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value and kept credit spreads narrow. As of April 30, 2006, allocations of bonds rated BBB and lower and nonrated bonds accounted for 22% of NUV's portfolio, of which 8% was allocated to subinvestment grade credits (rated BB or lower). In addition to its 34% holding of bonds rated BBB, NMI held 9% in bonds rated BB or lower and 8% in nonrated bonds, some of which Nuveen has determined to be of investment- grade quality.

Among the lower-rated holdings making contributions to the Funds' cumulative returns for this period were health care bonds (including hospitals) and tobacco credits backed by the 1998 master tobacco settlement agreement.

In addition, NUV benefited from its exposure to subinvestment-grade American and Continental airline bonds, which performed very well during this period amid some signs of recovery in the airline industry. These two airlines in particular have been successful in lowering their cost structures, reducing capacity, and increasing passenger revenues despite rising energy costs. NUV also held BB-rated bonds issued for the Pocahontas Parkway Association (Virginia), where the rights to manage and maintain the highway were purchased by Transurban Group, Australia's second largest toll road operator. As part of the purchase agreement, Transurban is required to build an extension linking the parkway with Richmond's airport and pay off all existing debt. We believe this could make the Pocahontas bonds an ideal candidate for advance refunding.4

In NMI, the top performing holdings for this reporting period were all lower-rated credits offering defensive structures, two factors that contributed to performance in the current environment. These included B1 rated bonds issued for Stillwater Mining Company (Montana), which mines platinum and palladium. This holding performed well due to its high coupon and relatively short maturity, which combined to create a cushion in the rising interest rate environment. In addition, this issue is sensitive to commodity prices, which rose significantly during this period. Another top holding that performed well financially during this period and offered the defensive structure provided by the combination of high coupon and short maturity included BBB rated bonds issued for Ogden Haverhill (Massachusetts), a cogeneration/waste energy plant (also held by NUV).

During this period, the performances of NUV and NMI were also positively influenced by their weightings of zero coupon bonds. This was particularly true in NUV, where zero coupon bonds made up much of the Fund's allocation to longer maturity bonds. Zeros have no fixed coupon rates, do not make periodic interest payments, and therefore typically have very long initial maturities. Because there are no coupon payments to reduce the impact of interest rate changes, these bonds tend to be very sensitive to changes in interest rates. For the six months ended April 30, 2006, zero coupon bonds in the Lehman Municipal Bond Index outperformed the general market by 95 basis points.

We also continued to see a number of advance refundings during this period, especially in NUV, which benefited the Funds through price appreciation and enhanced credit quality. However, as the yield curve flattened, more lower coupon bonds were being pre-refunded, which meant that, in general, the positive impact from refinancings was less than in the previous reporting period.

While advance refundings generally enhanced total return performance for this six-month period, the rising interest rate environment--especially at the short end of the yield curve--meant that the Funds' holdings of older, previously pre-refunded bonds tended to underperform the general municipal market, due primarily to the shorter effective maturities of these bonds. NMI also experienced a very small number of calls on its sinking fund bonds, which resulted in a flat return on these issues for this period.


4 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2006?

Even though lower-rated credits continued to perform well during this period, we believed that maintaining strong credit quality was an important requirement. As of April 30, 2006, NUV held 67% of its portfolio in bonds rated AAA/U.S. guaranteed and AA. NMI, which can invest up to 25% of its portfolio in below investment-grade quality bonds, held 83% of its portfolio in investment-grade securities, including a 35% allocation to bonds rated AAA/U.S. guaranteed and AA.

As of April 30, 2006, potential call exposure for the period May 2006 through the end of 2007 totaled 18% in NUV and 17% in NMI. The number of actual bond calls in these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION


The dividend of NUV remained stable throughout the six-month reporting period ended April 30, 2006. However, the income stream of NMI was impacted as the proceeds from older, higher-yielding bonds that were called were reinvested into investment-grade bonds generally offering lower yields. This resulted in one monthly dividend reduction in NMI during this period.

Due to capital gains generated by normal portfolio activity, shareholders of these Funds received capital gains and/or net ordinary income distributions at the end of December 2005, as follows:

             LONG-TERM CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NUV                          $0.0204                            $0.0039
--------------------------------------------------------------------------------
NMI                               --                            $0.0018
--------------------------------------------------------------------------------

NUV and NMI seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2006, both NUV and NMI had positive UNII balances for financial statement purposes and positive UNII balances, based upon our best estimate, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             4/30/06                            6-MONTH
                            DISCOUNT                   AVERAGE DISCOUNT
--------------------------------------------------------------------------------
NUV                           -5.62%                             -5.22%
--------------------------------------------------------------------------------
NMI                           -5.55%                             -5.84%
--------------------------------------------------------------------------------

Nuveen Municipal Value Fund, Inc.
NUV

Performance
      OVERVIEW As of April 30, 2006

Pie chart:
CREDIT QUALITY
(as a % of total investments)

AAA/U.S. Guaranteed                     55%
AA                                      12%
A                                       11%
BBB                                     13%
BB or Lower                              8%
N/R                                      1%

Bar chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                  $0.039
Jun                                   0.039
Jul                                   0.039
Aug                                   0.039
Sep                                   0.039
Oct                                   0.039
Nov                                   0.039
Dec                                   0.039
Jan                                   0.039
Feb                                   0.039
Mar                                   0.039
Apr                                   0.039

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/05                                $9.29
                                       9.3
                                       9.32
                                       9.33
                                       9.28
                                       9.33
                                       9.37
                                       9.36
                                       9.35
                                       9.36
                                       9.37
                                       9.4
                                       9.46
                                       9.38
                                       9.4
                                       9.41
                                       9.41
                                       9.37
                                       9.4
                                       9.4
                                       9.42
                                       9.47
                                       9.5
                                       9.49
                                       9.53
                                       9.59
                                       9.59
                                       9.57
                                       9.53
                                       9.45
                                       9.4
                                       9.45
                                       9.52
                                       9.53
                                       9.55
                                       9.57
                                       9.58
                                       9.58
                                       9.57
                                       9.53
                                       9.56
                                       9.59
                                       9.61
                                       9.58
                                       9.61
                                       9.64
                                       9.68
                                       9.68
                                       9.68
                                       9.7
                                       9.66
                                       9.66
                                       9.66
                                       9.62
                                       9.67
                                       9.62
                                       9.59
                                       9.6
                                       9.59
                                       9.65
                                       9.62
                                       9.64
                                       9.62
                                       9.62
                                       9.62
                                       9.59
                                       9.62
                                       9.62
                                       9.59
                                       9.56
                                       9.52
                                       9.53
                                       9.56
                                       9.57
                                       9.59
                                       9.61
                                       9.58
                                       9.62
                                       9.67
                                       9.72
                                       9.7
                                       9.72
                                       9.71
                                       9.77
                                       9.81
                                       9.85
                                       9.89
                                       9.9
                                       9.9
                                       9.97
                                       9.95
                                       9.95
                                       9.95
                                       9.92
                                       9.84
                                       9.81
                                       9.75
                                       9.71
                                       9.73
                                       9.68
                                       9.66
                                       9.56
                                       9.53
                                       9.56
                                       9.57
                                       9.62
                                       9.66
                                       9.81
                                       9.79
                                       9.81
                                       9.78
                                       9.75
                                       9.67
                                       9.62
                                       9.64
                                       9.52
                                       9.44
                                       9.46
                                       9.47
                                       9.47
                                       9.55
                                       9.52
                                       9.57
                                       9.56
                                       9.55
                                       9.45
                                       9.52
                                       9.5
                                       9.58
                                       9.57
                                       9.64
                                       9.67
                                       9.67
                                       9.68
                                       9.69
                                       9.71
                                       9.62
                                       9.57
                                       9.52
                                       9.5
                                       9.54
                                       9.51
                                       9.5
                                       9.54
                                       9.61
                                       9.61
                                       9.62
                                       9.65
                                       9.63
                                       9.67
                                       9.72
                                       9.74
                                       9.71
                                       9.7
                                       9.59
                                       9.65
                                       9.66
                                       9.64
                                       9.48
                                       9.53
                                       9.57
                                       9.55
                                       9.52
                                       9.46
                                       9.51
                                       9.56
                                       9.64
                                       9.68
                                       9.71
                                       9.71
                                       9.73
                                       9.73
                                       9.75
                                       9.83
                                       9.82
                                       9.83
                                       9.79
                                       9.76
                                       9.72
                                       9.66
                                       9.73
                                       9.72
                                       9.74
                                       9.74
                                       9.77
                                       9.8
                                       9.81
                                       9.73
                                       9.76
                                       9.79
                                       9.75
                                       9.81
                                       9.78
                                       9.76
                                       9.67
                                       9.71
                                       9.72
                                       9.77
                                       9.75
                                       9.78
                                       9.75
                                       9.69
                                       9.74
                                       9.73
                                       9.77
                                       9.77
                                       9.76
                                       9.75
                                       9.76
                                       9.78
                                       9.79
                                       9.79
                                       9.79
                                       9.78
                                       9.76
                                       9.76
                                       9.75
                                       9.77
                                       9.78
                                       9.78
                                       9.72
                                       9.71
                                       9.73
                                       9.75
                                       9.77
                                       9.77
                                       9.75
                                       9.73
                                       9.74
                                       9.73
                                       9.78
                                       9.75
                                       9.72
                                       9.73
                                       9.7
                                       9.71
                                       9.68
                                       9.68
                                       9.56
                                       9.5
                                       9.51
                                       9.46
                                       9.42
                                       9.38
                                       9.53
                                       9.49
                                       9.54
                                       9.54
                                       9.55
                                       9.5
                                       9.55
                                       9.58
                                       9.57
4/30/06                                9.57


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0243 per share.


FUND SNAPSHOT
------------------------------------
Share Price                    $9.57
------------------------------------
Net Asset Value               $10.14
------------------------------------
Premium/(Discount) to NAV     -5.62%
------------------------------------
Market Yield                   4.89%
------------------------------------
Taxable-Equivalent Yield1      6.79%
------------------------------------
Net Assets ($000)          1,977,521
------------------------------------
Average Effective Maturity
on Securities (Years)          18.76
------------------------------------
Modified Duration               5.76
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 6/17/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.57%         2.45%
------------------------------------
1-Year          8.12%         3.98%
------------------------------------
5-Year          6.92%         5.94%
------------------------------------
10-Year         6.28%         5.93%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
New York                       14.8%
------------------------------------
Illinois                       11.5%
------------------------------------
California                      9.7%
------------------------------------
Texas                           5.9%
------------------------------------
Indiana                         4.8%
------------------------------------
New Jersey                      4.7%
------------------------------------
Michigan                        4.6%
------------------------------------
Massachusetts                   3.8%
------------------------------------
Colorado                        2.8%
------------------------------------
South Carolina                  2.8%
------------------------------------
Missouri                        2.8%
------------------------------------
Wisconsin                       2.6%
------------------------------------
Florida                         2.3%
------------------------------------
Washington                      2.2%
------------------------------------
Georgia                         2.1%
------------------------------------
Louisiana                       2.1%
------------------------------------
District of Columbia            2.0%
------------------------------------
Nevada                          2.0%
------------------------------------
Pennsylvania                    1.5%
------------------------------------
Other                          15.0%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                17.4%
------------------------------------
Health Care                    17.3%
------------------------------------
Tax Obligation/Limited         15.8%
------------------------------------
Transportation                 12.4%
------------------------------------
Tax Obligation/General         10.7%
------------------------------------
Utilities                       8.5%
------------------------------------
Consumer Staples                5.8%
------------------------------------
Other                          12.1%
------------------------------------

Nuveen Municipal Income Fund, Inc.
NMI

Performance
      OVERVIEW As of April 30, 2006

Pie chart:

CREDIT QUALITY
(as a % of total investments)

AAA/U.S. Guaranteed                     26%
AA                                       9%
A                                       14%
BBB                                     34%
BB or Lower                              9%
N/R                                      8%

Bar chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                   0.044
Jun                                   0.044
Jul                                   0.044
Aug                                   0.044
Sep                                   0.044
Oct                                   0.044
Nov                                   0.044
Dec                                   0.042
Jan                                   0.042
Feb                                   0.042
Mar                                   0.042
Apr                                   0.042

Line chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/05                                $9.98
                                      10.03
                                      10.09
                                      10.32
                                      10.55
                                      10.54
                                      10.47
                                      10.6
                                      10.5
                                      10.54
                                      10.55
                                      10.54
                                      10.59
                                      10.66
                                      10.66
                                      10.5
                                      10.57
                                      10.58
                                      10.66
                                      10.8
                                      10.68
                                      10.94
                                      10.91
                                      10.88
                                      10.88
                                      10.85
                                      10.82
                                      10.84
                                      10.87
                                      10.83
                                      10.76
                                      10.88
                                      10.78
                                      10.7
                                      10.66
                                      10.69
                                      10.69
                                      10.65
                                      10.68
                                      10.7
                                      10.69
                                      10.59
                                      10.58
                                      10.56
                                      10.59
                                      10.67
                                      10.62
                                      10.82
                                      11
                                      11.02
                                      11.05
                                      10.99
                                      10.91
                                      10.88
                                      11.15
                                      11.07
                                      11.05
                                      11.33
                                      11.2
                                      11.03
                                      10.86
                                      10.92
                                      10.89
                                      10.89
                                      10.9
                                      11.14
                                      11.09
                                      11.13
                                      10.96
                                      10.89
                                      11.1
                                      11.15
                                      11.09
                                      10.97
                                      10.92
                                      11.05
                                      11.14
                                      11.25
                                      11.29
                                      11.2
                                      11.13
                                      11.15
                                      11.07
                                      11.08
                                      10.86
                                      10.82
                                      10.83
                                      10.8
                                      10.76
                                      10.76
                                      10.71
                                      10.69
                                      10.77
                                      10.94
                                      10.95
                                      11.01
                                      10.95
                                      10.93
                                      10.74
                                      10.74
                                      10.74
                                      10.65
                                      10.55
                                      10.58
                                      10.55
                                      10.63
                                      10.56
                                      10.55
                                      10.62
                                      10.57
                                      10.66
                                      10.67
                                      10.65
                                      10.68
                                      10.62
                                      10.48
                                      10.16
                                      9.94
                                      10.01
                                      9.99
                                      10.05
                                      10.11
                                      10.19
                                      10.26
                                      10.32
                                      10.23
                                      10.36
                                      10.41
                                      10.56
                                      10.79
                                      10.77
                                      10.56
                                      10.41
                                      10.5
                                      10.54
                                      10.4
                                      10.34
                                      10.25
                                      10.16
                                      9.95
                                      10.11
                                      10.14
                                      10.02
                                      10
                                      10.04
                                      10
                                      10.08
                                      10.11
                                      10.02
                                      9.99
                                      10.03
                                      9.99
                                      9.97
                                      9.96
                                      9.97
                                      10.09
                                      10.08
                                      9.97
                                      9.89
                                      10.04
                                      9.92
                                      9.92
                                      9.96
                                      10.06
                                      10.07
                                      10.06
                                      10.17
                                      10.19
                                      10.14
                                      10.2
                                      10.27
                                      10.27
                                      10.27
                                      10.31
                                      10.4
                                      10.42
                                      10.41
                                      10.5
                                      10.43
                                      10.44
                                      10.43
                                      10.3
                                      10.27
                                      10.44
                                      10.45
                                      10.47
                                      10.41
                                      10.4
                                      10.44
                                      10.36
                                      10.43
                                      10.4
                                      10.38
                                      10.32
                                      10.2
                                      10.28
                                      10.29
                                      10.25
                                      10.24
                                      10.26
                                      10.21
                                      10.19
                                      10.18
                                      10.3
                                      10.32
                                      10.38
                                      10.41
                                      10.44
                                      10.45
                                      10.4
                                      10.43
                                      10.32
                                      10.4
                                      10.32
                                      10.27
                                      10.25
                                      10.2
                                      10.23
                                      10.17
                                      10.22
                                      10.2
                                      10.2
                                      10.36
                                      10.38
                                      10.25
                                      10.25
                                      10.29
                                      10.31
                                      10.34
                                      10.24
                                      10.36
                                      10.44
                                      10.51
                                      10.61
                                      10.44
                                      10.35
                                      10.41
                                      10.33
                                      10.22
                                      10.16
                                      10.15
                                      10.15
                                      10.2
                                      10.21
                                      10.26
                                      10.21
                                      10.15
                                      10.08
                                      10.02
                                      10
                                      10.15
                                      10.2
                                      10.21
4/30/06                               10.21


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing the Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a net ordinary income distribution in December 2005 of $0.0018 per share.


FUND SNAPSHOT
------------------------------------
Share Price                   $10.21
------------------------------------
Net Asset Value               $10.81
------------------------------------
Premium/(Discount) to NAV     -5.55%
------------------------------------
Market Yield                   4.94%
------------------------------------
Taxable-Equivalent Yield1      6.86%
------------------------------------
Net Assets ($000)             87,739
------------------------------------
Average Effective Maturity
on Securities (Years)          16.78
------------------------------------
Modified Duration               5.19
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 4/20/88)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -0.89%         1.90%
------------------------------------
1-Year          6.92%         3.90%
------------------------------------
5-Year          2.92%         5.59%
------------------------------------
10-Year         4.74%         5.15%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     19.8%
------------------------------------
Illinois                       10.2%
------------------------------------
Texas                           7.7%
------------------------------------
Colorado                        6.5%
------------------------------------
New York                        6.3%
------------------------------------
Connecticut                     5.9%
------------------------------------
South Carolina                  5.0%
------------------------------------
Indiana                         4.1%
------------------------------------
Michigan                        3.8%
------------------------------------
Ohio                            3.3%
------------------------------------
Virginia                        3.2%
------------------------------------
Virgin Islands                  3.1%
------------------------------------
Pennsylvania                    2.7%
------------------------------------
Tennessee                       2.6%
------------------------------------
Louisiana                       2.5%
------------------------------------
Other                          13.3%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    18.3%
------------------------------------
Utilities                      16.9%
------------------------------------
Tax Obligation/Limited         12.2%
------------------------------------
Tax Obligation/General         11.8%
------------------------------------
U.S. Guaranteed                11.3%
------------------------------------
Consumer Staples                8.2%
------------------------------------
Education and
   Civic Organizations          7.0%
------------------------------------
Materials                       5.7%
------------------------------------
Other                           8.6%
------------------------------------

                                Nuveen Municipal Value Fund, Inc. (NUV)
                                Portfolio of
                                        INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.1%

$       1,145   Alabama Housing Finance Authority, Collateralized Home                4/08 at 102.00         Aaa      $   1,166,457
                 Mortgage Program Single Family Mortgage Revenue Bonds,
                 Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)

        5,000   Courtland Industrial Development Board, Alabama, Solid Waste         11/09 at 101.00        Baa3          5,346,550
                 Disposal Revenue Bonds, Champion International Paper
                 Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative
                 Minimum Tax)

        1,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds,              6/11 at 101.00          A2          1,826,965
                 Series 2001A, 5.750%, 6/01/31

       12,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/09 at 101.00         AAA         12,626,280
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded 2/01/09) -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,895   Total Alabama                                                                                            20,966,252
------------------------------------------------------------------------------------------------------------------------------------


                ALASKA - 0.5%

        3,335   Alaska Housing Finance Corporation, General Housing Purpose          12/14 at 100.00         AAA          3,410,838
                 Bonds, Series 2005A, 5.000%, 12/01/30 - FGIC Insured

        3,000   Anchorage, Alaska, General Obligation Bonds, Series 2003B,            9/13 at 100.00         AAA          3,109,800
                 5.000%, 9/01/23 - FGIC Insured

        2,770   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00         BBB          2,880,578
                 Settlement Asset-Backed Bonds, Series 2000, 6.200%, 6/01/22

------------------------------------------------------------------------------------------------------------------------------------
        9,105   Total Alaska                                                                                              9,401,216
------------------------------------------------------------------------------------------------------------------------------------


                ARIZONA - 1.2%

       13,100   Arizona Health Facilities Authority, Hospital Revenue Bonds,          7/10 at 101.00          A-         14,493,578
                 Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20

        4,900   Arizona Health Facilities Authority, Hospital System Revenue         11/09 at 100.00        Baa3          5,081,398
                 Bonds, Phoenix Children's Hospital, Series 1999A,
                 6.250%, 11/15/29

        1,400   Arizona Health Facilities Authority, Hospital System Revenue          2/12 at 101.00        Baa3          1,489,166
                 Bonds, Phoenix Children's Hospital, Series 2002A,
                 6.250%, 2/15/21

        3,000   Phoenix Industrial Development Authority, Arizona, GNMA               4/15 at 100.00         Aaa          2,967,780
                 Collateralized Multifamily Housing Revenue Bonds, Park Lee
                 Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       22,400   Total Arizona                                                                                            24,031,922
------------------------------------------------------------------------------------------------------------------------------------


                ARKANSAS - 0.8%

       10,460   Cabot School District 4, Lonoke County, Arkansas, General             8/08 at 100.00         Aaa         10,626,523
                 Obligation Refunding Bonds, Series 2003, 5.000%, 2/01/32 -
                 AMBAC Insured

           85   Conway, Arkansas, Sales and Use Tax Capital Improvement              12/06 at 101.00         AAA             86,678
                 Bonds, Series 1997A, 5.350%, 12/01/17 (Pre-refunded
                 12/01/06) - FSA Insured

        2,750   Jefferson County, Arkansas, Pollution Control Revenue Refunding       6/06 at 100.00        Baa2          2,768,700
                 Bonds, Entergy Arkansas Inc., Series 1997, 5.600%, 10/01/17

        2,000   University of Arkansas, Fayetteville, Various Facilities Revenue     12/12 at 100.00         Aaa          2,047,820
                 Bonds, Series 2002, 5.000%, 12/01/32 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       15,295   Total Arkansas                                                                                           15,529,721
------------------------------------------------------------------------------------------------------------------------------------


                CALIFORNIA - 9.6%

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
       10,000    5.125%, 5/01/19 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa         10,820,300
       10,000    5.250%, 5/01/20 (Pre-refunded 5/01/12)                               5/12 at 101.00         Aaa         10,887,000

        7,310   California Educational Facilities Authority, Revenue Bonds,           10/09 at 39.19         Aaa          2,514,713
                 Loyola Marymount University, Series 2000, 0.000%, 10/01/24
                 (Pre-refunded 10/01/09) - MBIA Insured


                                       12

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$       6,830   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-      $   6,982,036
                 Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                 5.250%, 10/01/34

       17,155   California State Public Works Board, Lease Revenue Refunding          6/06 at 100.00         Aa2         17,164,607
                 Bonds, Various University of California Projects, Series 1993A,
                 5.500%, 6/01/21

       14,630   California Statewide Community Development Authority,                 4/09 at 101.00         BBB         14,810,973
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

                California, General Obligation Bonds, Series 2003:
       14,600    5.250%, 2/01/28                                                      8/13 at 100.00           A         15,238,458
       11,250    5.000%, 2/01/33                                                      8/13 at 100.00           A         11,402,887

        7,500   California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33    2/14 at 100.00           A          7,607,775

        3,000   Capistrano Unified School District, Orange County, California,        9/09 at 102.00     N/R (3)          3,245,070
                 Special Tax Bonds, Community Facilities District 98-2 - Ladera,
                 Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)

        6,005   Central California Joint Powers Health Finance Authority,             8/06 at 100.00        Baa2          5,954,078
                 Certificates of Participation, Community Hospitals of Central
                 California, Series 1993, 5.000%, 2/01/23

       30,000   Foothill/Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA         14,285,100
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/22 (ETM)

        2,500   Foothill/Eastern Transportation Corridor Agency, California,          1/07 at 100.00         AAA          2,538,925
                 Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                 (Pre-refunded 1/01/07)

       21,150   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         AAA         22,477,586
                 Enhanced Tobacco Settlement Asset-Backed Bonds, Series
                 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) -
                 AMBAC Insured

        3,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,898,160
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

                Golden State Tobacco Securitization Corporation, California,
                Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
        5,000    5.000%, 6/01/38 - FGIC Insured                                       6/15 at 100.00         AAA          5,104,150
        2,000    5.000%, 6/01/45                                                      6/15 at 100.00          A-          2,013,720

        9,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00          AA          9,170,820
                 Waterworks Revenue Refunding Bonds, Series 2001A,
                 5.125%, 7/01/41

        4,000   Los Angeles Regional Airports Improvement Corporation,               12/12 at 102.00          B-          4,244,960
                 California, Sublease Revenue Bonds, Los Angeles International
                 Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
                 7.500%, 12/01/24 (Alternative Minimum Tax)

        8,000   Rancho Mirage Joint Powers Financing Authority, California,           7/14 at 100.00          A3          8,404,400
                 Revenue Bonds, Eisenhower Medical Center, Series 2004,
                 5.625%, 7/01/34

        7,300   San Diego County, California, Certificates of Participation,          9/09 at 101.00    Baa3 (3)          7,935,830
                 Burnham Institute, Series 1999, 6.250%, 9/01/29 (Pre-refunded
                 9/01/09)

        2,349   Yuba County Water Agency, California, Yuba River Development          9/06 at 100.00        Baa3          2,348,906
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1966A, 4.000%, 3/01/16

------------------------------------------------------------------------------------------------------------------------------------
      203,079   Total California                                                                                        189,050,454
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 2.8%

        1,800   Colorado Educational and Cultural Facilities Authority, Charter       8/11 at 100.00         AAA          2,120,310
                 School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)

        2,100   Colorado Health Facilities Authority, Revenue Bonds, Catholic         3/12 at 100.00      AA (3)          2,259,705
                 Health Initiatives, Series 2002A, 5.500%, 3/01/32 (ETM)

        1,365   Colorado Health Facilities Authority, Revenue Bonds, Sisters of       5/06 at 100.00          AA          1,366,065
                 Charity Healthcare Systems Inc., Series 1994, 5.250%, 5/15/14

          500   Colorado Health Facilities Authority, Revenue Bonds, Vail Valley      1/12 at 100.00         BBB            523,580
                 Medical Center, Series 2001, 5.750%, 1/15/22

       18,915   Denver, Colorado, Airport System Revenue Refunding Bonds,            11/13 at 100.00         AAA         19,374,256
                 Series 2003B, 5.000%, 11/15/33 - XLCA Insured


                                       13


                                Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       5,000   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,       9/10 at 102.00         AAA      $   5,446,050
                 Series 2000A, 5.750%, 9/01/35 - MBIA Insured

       15,000   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          4,073,850
                 Bonds, Series 2000B, 0.000%, 9/01/32 - MBIA Insured

       39,700   E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,        9/10 at 31.42         AAA         10,530,822
                 Series 2000B, 0.000%, 9/01/28 (Pre-refunded 9/01/10) -
                 MBIA Insured

       10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,           No Opt. Call         AAA          2,009,300
                 Series 2004B, 0.000%, 3/01/36 - MBIA Insured

        1,450   Northwest Parkway Public Highway Authority, Colorado, Revenue         6/11 at 102.00         AAA          1,567,740
                 Bonds, Senior Series 2001A, 5.500%, 6/15/19 - AMBAC Insured

        7,000   Northwest Parkway Public Highway Authority, Colorado, Revenue         6/16 at 100.00         AAA          5,933,760
                 Bonds, Senior Series 2001C, 0.000%, 6/15/21 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
      102,830   Total Colorado                                                                                           55,205,438
------------------------------------------------------------------------------------------------------------------------------------


                DISTRICT OF COLUMBIA - 1.9%

                Washington Convention Center Authority, District of Columbia,
                Senior Lien Dedicated Tax Revenue Bonds, Series 1998:
        2,500    5.250%, 10/01/15 - AMBAC Insured                                    10/08 at 101.00         AAA          2,598,300
       36,065    4.750%, 10/01/28 - AMBAC Insured                                    10/08 at 100.00         AAA         35,940,576

------------------------------------------------------------------------------------------------------------------------------------
       38,565   Total District of Columbia                                                                               38,538,876
------------------------------------------------------------------------------------------------------------------------------------


                FLORIDA - 2.2%

        4,000   Escambia County Health Facilities Authority, Florida, Revenue        11/12 at 101.00          AA          4,301,920
                 Bonds, Ascension Health Credit Group, Series 2002C,
                 5.750%, 11/15/32

       10,000   Florida State Board of Education, Public Education Capital Outlay     6/15 at 101.00         AAA          9,707,400
                 Bonds, Series 2005E, 4.500%, 6/01/35

       10,690   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA         10,905,724
                 Bonds, Series 2001, 5.000%, 10/01/30 - AMBAC Insured

        4,880   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA          5,275,280
                 6.000%, 10/01/32 - FSA Insured (Alternative Minimum Tax)

        4,895   Orange County Health Facilities Authority, Florida, Hospital         10/09 at 101.00           A          5,157,127
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 1999E, 6.000%, 10/01/26

          105   Orange County Health Facilities Authority, Florida, Hospital         10/09 at 101.00       A (3)            113,150
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 1999E, 6.000%, 10/01/26 (Pre-refunded 10/01/09)

        8,250   Orange County School Board, Florida, Certificates of Participation,   8/12 at 100.00         AAA          8,438,348
                 Series 2002A, 5.000%, 8/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       42,820   Total Florida                                                                                            43,898,949
------------------------------------------------------------------------------------------------------------------------------------


                GEORGIA - 2.1%

       10,240   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA         10,327,859
                 Series 1999A, 5.000%, 11/01/38 - FGIC Insured

        2,500   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/12 at 100.00         AAA          2,551,300
                 Series 2001A, 5.000%, 11/01/33 - MBIA Insured

        4,000   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/14 at 100.00         AAA          4,212,600
                 Series 2004, 5.250%, 10/01/39 - FSA Insured

          500   Coffee County Hospital Authority, Georgia, Revenue Anticipation         No Opt. Call         AAA            506,380
                 Certificates, Coffee Regional Medical Center Inc.,
                 Series 1997A, 6.250%, 12/01/06 (ETM)

       21,100   Coffee County Hospital Authority, Georgia, Revenue Anticipation      12/06 at 102.00         AAA         21,842,298
                 Certificates, Coffee Regional Medical Center Inc., Series 1997A,
                 6.750%, 12/01/26 (Pre-refunded 12/01/06)

        2,250   Royston Hospital Authority, Georgia, Revenue Anticipation             7/09 at 102.00         N/R          2,234,408
                 Certificates, Ty Cobb Healthcare System Inc., Series 1999,
                 6.500%, 7/01/27

------------------------------------------------------------------------------------------------------------------------------------
       40,590   Total Georgia                                                                                            41,674,845
------------------------------------------------------------------------------------------------------------------------------------


                                       14

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.1%

$       7,500   Hawaii, General Obligation Bonds, Series 2003DA,                      9/13 at 100.00         AAA      $   7,974,675
                 5.250%, 9/01/23 - MBIA Insured

       12,325   Honolulu City and County, Hawaii, General Obligation Bonds,           3/13 at 100.00         AAA         12,941,127
                 Series 2003A, 5.250%, 3/01/28 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,825   Total Hawaii                                                                                             20,915,802
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 11.4%

        2,060   Aurora, Illinois, Golf Course Revenue Bonds, Series 2000,             1/10 at 100.00          A+          2,192,561
                 6.375%, 1/01/20

        2,425   Chicago Board of Education, Illinois, Unlimited Tax General          12/07 at 102.00         AAA          2,520,181
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/22 - AMBAC Insured

       15,000   Chicago Board of Education, Illinois, Unlimited Tax General             No Opt. Call         AAA          6,120,600
                 Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1,
                 0.000%, 12/01/24 - FGIC Insured

        1,125   Chicago Greater Metropolitan Sanitary District, Illinois,               No Opt. Call         Aaa          1,239,255
                 General Obligation Capital Improvement Bonds, Series 1991,
                 7.000%, 1/01/11 (ETM)

        5,000   Chicago Housing Authority, Illinois, Revenue Bonds, Capital           7/12 at 100.00          AA          5,245,600
                 Fund Program, Series 2001, 5.375%, 7/01/18

          285   Chicago, Illinois, General Obligation Bonds, Series 2002A,            7/12 at 100.00         AAA            307,595
                 5.625%, 1/01/39 - AMBAC Insured

        9,715   Chicago, Illinois, General Obligation Bonds, Series 2002A,            7/12 at 100.00         AAA         10,645,794
                 5.625%, 1/01/39 (Pre-refunded 7/01/12) - AMBAC Insured

        2,575   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue      1/11 at 101.00         AAA          2,615,093
                 Bonds, O'Hare International Airport, Series 2001C,
                 5.100%, 1/01/26 - AMBAC Insured (Alternative Minimum Tax)

        3,020   Cook County High School District 209, Proviso Township, Illinois,    12/16 at 100.00         AAA          2,873,470
                 General Obligation Bonds, Series 2004, 0.000%, 12/01/19 -
                 FSA Insured

          385   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa            406,891
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 - FSA Insured

        1,615   DuPage County Community School District 200, Wheaton,                11/13 at 100.00         Aaa          1,740,695
                 Illinois, General Obligation Bonds, Series 2003B,
                 5.250%, 11/01/20 (Pre-refunded 11/01/13) - FSA Insured

        5,000   Illinois Development Finance Authority, Gas Supply Revenue           11/13 at 101.00         AAA          5,031,150
                 Bonds, Peoples Gas, Light and Coke Company, Series 2003E,
                 4.875%, 11/01/38 (Mandatory put 11/01/18) - AMBAC Insured
                 (Alternative Minimum Tax)

       28,030   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         15,517,408
                 Program Revenue Bonds, Kane, Cook and DuPage Counties
                 School District U46 - Elgin, Series 2002, 0.000%, 1/01/19 -
                 FSA Insured

        1,800   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa            986,454
                 Program Revenue Bonds, Winnebago and Boone Counties
                 School District 205 - Rockford, Series 2000, 0.000%, 2/01/19 -
                 FSA Insured

        3,180   Illinois Development Finance Authority, Revenue Bonds,               12/21 at 100.00         BBB          3,277,594
                 Chicago Charter School Foundation, Series 2002A,
                 6.250%, 12/01/32

        8,000   Illinois Development Finance Authority, Revenue Bonds,                9/11 at 100.00         AAA          8,200,240
                 Illinois Wesleyan University, Series 2001, 5.125%, 9/01/35 -
                 AMBAC Insured

          990   Illinois Development Finance Authority, Revenue Bonds,                9/06 at 102.00         AAA          1,018,294
                 Presbyterian Home of Lake Forest, Series 1996B,
                 6.400%, 9/01/31 - FSA Insured

        6,495   Illinois Development Finance Authority, Revenue Bonds,                9/06 at 102.00         AAA          6,682,706
                 Presbyterian Home of Lake Forest, Series 1996B,
                 6.400%, 9/01/31 (Pre-refunded 9/01/06)

        5,000   Illinois Finance Authority, Revenue Bonds, Northwestern               8/14 at 100.00         AA+          5,267,950
                 Memorial Hospital, Series 2004A, 5.500%, 8/15/43

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/10 at 101.00        Baa2         15,951,750
                 Medical Center, Series 2000, 6.500%, 5/15/30

       15,000   Illinois Health Facilities Authority, Revenue Bonds, Edward           2/11 at 101.00         AAA         15,474,000
                 Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34 -
                 FSA Insured

       18,015   Illinois Health Facilities Authority, Revenue Bonds, Rush-            5/06 at 100.00         AAA         18,032,655
                 Presbyterian St. Luke's Medical Center Obligated Group,
                 Series 1993, 5.250%, 11/15/20 - MBIA Insured


                                       15

                                Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       8,145   Illinois Health Facilities Authority, Revenue Bonds, Sherman          8/07 at 101.00         AAA      $   8,334,616
                 Health Systems, Series 1997, 5.250%, 8/01/22 -
                 AMBAC Insured

        4,350   Illinois Health Facilities Authority, Revenue Bonds, South              No Opt. Call       A (3)          5,137,524
                 Suburban Hospital, Series 1992, 7.000%, 2/15/18 (ETM)

        5,000   Illinois Sports Facility Authority, State Tax Supported Bonds,        6/15 at 101.00         AAA          4,333,350
                 Series 2001, 0.000%, 6/15/30 - AMBAC Insured

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1992A:
       18,955    0.000%, 6/15/17 - FGIC Insured                                         No Opt. Call         AAA         11,382,288
       12,830    0.000%, 6/15/18 - FGIC Insured                                         No Opt. Call         AAA          7,289,749

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 1994B:
        7,250    0.000%, 6/15/18 - MBIA Insured                                         No Opt. Call         AAA          4,119,305
        3,385    0.000%, 6/15/21 - MBIA Insured                                         No Opt. Call         AAA          1,641,725
        5,190    0.000%, 6/15/28 - MBIA Insured                                         No Opt. Call         AAA          1,766,365
       10,975    0.000%, 6/15/29 - FGIC Insured                                         No Opt. Call         AAA          3,557,656

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Bonds, McCormick Place Expansion Project, Series 2002A:
       10,000    0.000%, 6/15/24 - MBIA Insured                                       6/22 at 101.00         AAA          6,140,700
       21,375    0.000%, 6/15/34 - MBIA Insured                                         No Opt. Call         AAA          5,358,926
       21,000    0.000%, 12/15/35 - MBIA Insured                                        No Opt. Call         AAA          4,877,670
       20,000    0.000%, 6/15/36 - MBIA Insured                                         No Opt. Call         AAA          4,521,800
       22,055    0.000%, 6/15/39 - MBIA Insured                                         No Opt. Call         AAA          4,269,848
        2,900    5.250%, 6/15/42 - MBIA Insured                                       6/12 at 101.00         AAA          3,044,072

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 1996A:
       16,550    0.000%, 12/15/21 - MBIA Insured                                        No Opt. Call         AAA          7,837,087
        1,650    5.250%, 6/15/27 - AMBAC Insured                                      6/06 at 102.00         AAA          1,685,360

                Metropolitan Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, McCormick Place Expansion Project,
                Series 2002B:
        3,775    0.000%, 6/15/20 - MBIA Insured                                       6/17 at 101.00         AAA          2,949,861
        2,950    0.000%, 6/15/21 - MBIA Insured                                       6/17 at 101.00         AAA          2,305,307

        1,060   Tri-City Regional Port District, Illinois, Port and Terminal            No Opt. Call         N/R          1,053,237
                 Facilities Revenue Refunding Bonds, Delivery Network Project,
                 Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)

          720   Tri-City Regional Port District, Illinois, Port and Terminal            No Opt. Call         N/R            734,558
                 Facilities Revenue Refunding Bonds, Dock 2 Enhancement
                 Project, Series 1998B, 5.875%, 7/01/08 (Alternative
                 Minimum Tax)

        1,575   Will County Community School District 161, Summit Hill,                 No Opt. Call         Aaa            915,642
                 Illinois, Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured

          720   Will County Community School District 161, Summit Hill, Illinois,       No Opt. Call         Aaa            422,424
                 Capital Appreciation School Bonds, Series 1999,
                 0.000%, 1/01/18 - FGIC Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
      352,125   Total Illinois                                                                                          225,027,006
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 4.7%

       10,000   Indiana Bond Bank, State Revolving Fund Program Bonds,                2/13 at 101.00         AAA         10,706,300
                 Series 2001A, 5.375%, 2/01/19

       17,105   Indiana Health Facility Financing Authority, Hospital Revenue         2/07 at 102.00      A+ (3)         17,739,595
                 Bonds, Clarian Health Partners Inc., Series 1996A,
                 6.000%, 2/15/21 (Pre-refunded 2/15/07)

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         3/14 at 100.00         AAA          2,107,400
                 Bonds, Deaconess Hospital Inc., Series 2004A,
                 5.375%, 3/01/34 - AMBAC Insured

                Indiana Health Facility Financing Authority, Hospital Revenue
                Bonds, Sisters of St. Francis Health Services Inc., Series 1997A:
          850    5.125%, 11/01/17 (Pre-refunded 11/01/07) - MBIA Insured             11/07 at 102.00         AAA            875,900
       10,520    5.375%, 11/01/27 (Pre-refunded 11/01/07) - MBIA Insured             11/07 at 102.00         AAA         10,925,967


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)


$      20,000   Indiana Transportation Finance Authority, Highway Revenue             6/13 at 100.00         AAA      $  20,521,200
                 Bonds, Series 2003A, 5.000%, 6/01/28 - FSA Insured

                Indianapolis Local Public Improvement Bond Bank, Indiana,
                Series 1999E:
       12,500    0.000%, 2/01/21 - AMBAC Insured                                        No Opt. Call         AAA          6,136,000
       14,595    0.000%, 2/01/27 - AMBAC Insured                                        No Opt. Call         AAA          5,235,810

        5,000   Mooresville School Building Corporation, Morgan County,               1/09 at 102.00         AAA          5,234,750
                 Indiana, First Mortgage Bonds, Series 1998, 5.000%, 7/15/15 -
                 FSA Insured

       13,100   Noblesville, Indiana, Revenue Bonds, Catholic High School             7/13 at 101.00         N/R         13,525,357
                 Corporation, Series 2003, 5.750%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
      105,670   Total Indiana                                                                                            93,008,279
------------------------------------------------------------------------------------------------------------------------------------


                IOWA - 0.9%

        3,500   Iowa Higher Education Loan Authority, Private College                10/12 at 100.00       A (3)          3,791,655
                 Facility Revenue Bonds, Wartburg College, Series 2002,
                 5.500%, 10/01/33 (Pre-refunded 10/01/12) - ACA Insured

        7,000   Iowa Tobacco Settlement Authority, Asset Backed Settlement            6/15 at 100.00         BBB          7,144,340
                 Revenue Bonds, Series 2005C, 5.625%, 6/01/46

        6,160   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         AAA          6,691,238
                 Asset-Backed Revenue Bonds, Series 2001B, 5.600%, 6/01/35
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       16,660   Total Iowa                                                                                               17,627,233
------------------------------------------------------------------------------------------------------------------------------------


                KANSAS - 0.5%

       10,000   Kansas Department of Transportation, Highway Revenue Bonds,           3/14 at 100.00         AA+         10,410,500
                 Series 2004A, 5.000%, 3/01/22


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.1%

        1,755   Greater Kentucky Housing Assistance Corporation, FHA-Insured          7/06 at 100.00         AAA          1,756,632
                 Section 8 Mortgage Revenue Refunding Bonds, Series 1997A,
                 6.100%, 1/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

        1,000   East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds,          3/08 at 102.00          B2            986,700
                 Georgia Pacific Corporation Project, Series 1998,
                 5.350%, 9/01/11 (Alternative Minimum Tax)

        5,150   Louisiana Public Facilities Authority, Hospital Revenue Bonds,        8/15 at 100.00          A+          5,250,167
                 Franciscan Missionaries of Our Lady Health System,
                 Series 2005A, 5.250%, 8/15/32

       11,885   Louisiana Public Facilities Authority, Hospital Revenue Refunding     5/06 at 100.00         AAA         13,282,914
                 Bonds, Southern Baptist Hospital, Series 1986,
                 8.000%, 5/15/12 (ETM)

       20,980   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB         21,999,628
                 Settlement Asset-Backed Bonds, Series 2001B,
                 5.875%, 5/15/39

------------------------------------------------------------------------------------------------------------------------------------
       39,015   Total Louisiana                                                                                          41,519,409
------------------------------------------------------------------------------------------------------------------------------------


                MARYLAND - 0.4%

        3,500   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          3,537,940
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,600   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        BBB+          4,771,672
                 Revenue Bonds, MedStar Health, Series 2004, 5.500%, 8/15/33

------------------------------------------------------------------------------------------------------------------------------------
        8,100   Total Maryland                                                                                            8,309,612
------------------------------------------------------------------------------------------------------------------------------------


                MASSACHUSETTS - 3.7%

       10,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA         10,617,700
                 Tax Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/32
                 (Pre-refunded 7/01/12)

        1,720   Massachusetts Development Finance Agency, Resource Recovery          12/08 at 102.00         BBB          1,763,034
                 Revenue Bonds, Ogden Haverhill Associates, Series 1998B,
                 5.100%, 12/01/12 (Alternative Minimum Tax)

        4,340   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          4,484,522
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured


                                       17

                                Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (continued)

                Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Northern Berkshire Community Services Inc.,
                 Series 2004B:
$       1,340    6.250%, 7/01/24                                                      7/14 at 100.00         BB-      $   1,411,194
        1,000    6.375%, 7/01/34                                                      7/14 at 100.00         BB-          1,048,510

                Massachusetts Turnpike Authority, Metropolitan Highway System
                Revenue Bonds, Senior Series 1997A:
       10,000    5.000%, 1/01/27 - MBIA Insured                                       1/07 at 102.00         AAA         10,154,300
       22,040    5.000%, 1/01/37 - MBIA Insured                                       1/07 at 102.00         AAA         22,334,454

        8,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          8,180,880
                 System Revenue Bonds, Subordinate Series 1997B,
                 5.125%, 1/01/37 - MBIA Insured

        7,405   Massachusetts Turnpike Authority, Metropolitan Highway                1/09 at 101.00         AAA          7,468,017
                 System Revenue Bonds, Subordinate Series 1999A,
                 5.000%, 1/01/39 - AMBAC Insured

        1,750   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/10 at 101.00         AAA          1,881,828
                 Program Bonds, Series 6, 5.500%, 8/01/30 (Pre-refunded 8/01/10)

        4,250   Massachusetts Water Pollution Abatement Trust, Pooled Loan            8/10 at 101.00         AAA          4,529,523
                 Program Bonds, Series 6, 5.500%, 8/01/30

------------------------------------------------------------------------------------------------------------------------------------
       71,845   Total Massachusetts                                                                                      73,873,962
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 4.5%

        6,000   Dearborn Hospital Finance Authority, Michigan, Hospital Revenue       8/06 at 100.00         AAA          6,019,680
                 Refunding Bonds, Oakwood Obligated Group, Series 1994A,
                 5.250%, 8/15/21 - MBIA Insured

       10,300   Detroit Local Development Finance Authority, Michigan, Tax            5/09 at 101.00         BB-          9,741,534
                 Increment Bonds, Series 1998A, 5.500%, 5/01/21

       14,000   Detroit, Michigan, Second Lien Sewerage Disposal System               7/15 at 100.00         AAA         14,398,580
                 Revenue Bonds, Series 2005A, 5.000%, 7/01/35 - MBIA Insured

        5,240   Michigan Municipal Bond Authority, Clean Water Revolving             10/12 at 100.00         AAA          5,574,731
                 Fund Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/19

                Michigan Municipal Bond Authority, Public School Academy
                Revenue Bonds, Detroit Academy of Arts and Sciences Charter
                School, Series 2001A:
        1,700    7.500%, 10/01/12                                                    10/09 at 102.00         Ba1          1,753,499
        5,000    7.900%, 10/01/21                                                    10/09 at 102.00         Ba1          5,284,700
        3,500    8.000%, 10/01/31                                                    10/09 at 102.00         Ba1          3,693,095

       22,235   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         BB-         20,920,244
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/28

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        1,000    6.250%, 8/15/13                                                      8/06 at 100.00         BB-          1,000,360
       12,925    6.500%, 8/15/18                                                      8/06 at 100.00         BB-         12,931,204

        7,200   Michigan Strategic Fund, Limited Obligation Resource Recovery        12/12 at 100.00         AAA          7,464,888
                 Revenue Refunding Bonds, Detroit Edison Company,
                 Series 2002D, 5.250%, 12/15/32 - XLCA Insured

------------------------------------------------------------------------------------------------------------------------------------
       89,100   Total Michigan                                                                                           88,782,515
------------------------------------------------------------------------------------------------------------------------------------


                MINNESOTA - 0.1%

        1,750   Breckenridge, Minnesota, Revenue Bonds, Catholic Health               5/14 at 100.00          AA          1,795,273
                 Initiatives, Series 2004A, 5.000%, 5/01/30

          405   Minnesota Housing Finance Agency, Rental Housing Bonds,               8/06 at 101.00         AAA            408,779
                 Series 1995D, 5.900%, 8/01/15 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,155   Total Minnesota                                                                                           2,204,052
------------------------------------------------------------------------------------------------------------------------------------


                MISSOURI - 2.7%

       40,000   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA         41,458,798
                 Bonds, BJC Health System, Series 2003, 5.250%, 5/15/32

        2,000   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          2,059,280
                 Agency, Mass Transit Sales Tax Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI (continued)

$       4,000   Sugar Creek, Missouri, Industrial Development Revenue Bonds,          6/13 at 101.00         BBB      $   4,133,440
                 Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37
                 (Alternative Minimum Tax)

                West Plains Industrial Development Authority, Missouri, Hospital
                Facilities Revenue Bonds, Ozark Medical Center, Series 1997:
        1,750    5.500%, 11/15/12                                                    11/07 at 101.00         BB+          1,773,818
        1,000    5.600%, 11/15/17                                                    11/07 at 101.00         BB+          1,004,750

        3,075   West Plains Industrial Development Authority, Missouri,              11/09 at 101.00         BB+          3,209,500
                 Hospital Facilities Revenue Bonds, Ozark Medical Center,
                 Series 1999, 6.750%, 11/15/24

------------------------------------------------------------------------------------------------------------------------------------
       51,825   Total Missouri                                                                                           53,639,586
------------------------------------------------------------------------------------------------------------------------------------


                MONTANA - 0.2%

        3,750   Forsyth, Rosebud County, Montana, Pollution Control Revenue           3/13 at 101.00         AAA          3,851,325
                 Refunding Bonds, Puget Sound Energy, Series 2003A,
                 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.9%

        2,500   Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe             9/13 at 100.00          AA          2,552,725
                 Hospital, Series 2003A, 5.125%, 9/01/29 - RAAI Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                2000:
       15,095    0.000%, 1/01/24 - AMBAC Insured                                        No Opt. Call         AAA          6,322,239
       11,000    0.000%, 1/01/25 - AMBAC Insured                                        No Opt. Call         AAA          4,370,630
        2,000    5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00         AAA          2,138,820
       22,010    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         22,812,485

------------------------------------------------------------------------------------------------------------------------------------
       52,605   Total Nevada                                                                                             38,196,899
------------------------------------------------------------------------------------------------------------------------------------


                NEW JERSEY - 4.6%

       23,625   New Jersey Economic Development Authority, Special Facilities         9/09 at 101.00           B         23,112,101
                 Revenue Bonds, Continental Airlines Inc., Series 1999,
                 6.250%, 9/15/29 (Alternative Minimum Tax)

        9,000   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00           B          9,131,220
                 Revenue Bonds, Continental Airlines Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

                New Jersey Health Care Facilities Financing Authority, Revenue
                Bonds, Trinitas Hospital Obligated Group, Series 2000:
          250    7.375%, 7/01/15                                                      7/10 at 101.00        BBB-            277,463
       11,200    7.500%, 7/01/30                                                      7/10 at 101.00        BBB-         12,344,416

        7,500   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AAA          8,233,050
                 System Bonds, Series 2003C, 5.500%, 6/15/24 (Pre-refunded
                 6/15/13)

          310   New Jersey Turnpike Authority, Revenue Bonds, Series 1991C,             No Opt. Call         AAA            356,233
                 6.500%, 1/01/16 - MBIA Insured

                New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
          105    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA            120,988
        1,490    6.500%, 1/01/16 - MBIA Insured (ETM)                                   No Opt. Call         AAA          1,716,882

       26,680   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00         BBB         28,109,248
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42

        7,015   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/13 at 100.00         BBB          7,565,327
                 Settlement Asset-Backed Bonds, Series 2003, 6.250%, 6/01/43

------------------------------------------------------------------------------------------------------------------------------------
       87,175   Total New Jersey                                                                                         90,966,928
------------------------------------------------------------------------------------------------------------------------------------


                NEW MEXICO - 0.6%

        1,500   University of New Mexico, Revenue Refunding Bonds,                      No Opt. Call          AA          1,718,145
                 Series 1992A, 6.000%, 6/01/21

        9,600   University of New Mexico, Subordinate Lien Revenue Refunding          6/12 at 100.00          AA          9,793,920
                 and Improvement Bonds, Series 2002A, 5.000%, 6/01/32

------------------------------------------------------------------------------------------------------------------------------------
       11,100   Total New Mexico                                                                                         11,512,065
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 14.6%

        8,500   Dormitory Authority of the State of New York, FHA-Insured             2/14 at 100.00         AAA          8,759,420
                 Mortgage Revenue Bonds, Kaleida Health, Series 2004,
                 5.050%, 2/15/25


                                       19

                                Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$         445   Dormitory Authority of the State of New York, Improvement             8/09 at 101.00         AA-      $     458,448
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1999D, 5.250%, 2/15/29

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1999D:
           65    5.250%, 2/15/29 (Pre-refunded 8/15/09)                               8/09 at 101.00     AA- (3)             68,683
        6,490    5.250%, 2/15/29 (Pre-refunded 8/15/09)                               8/09 at 101.00     AA- (3)          6,857,723

        5,200   Dormitory Authority of the State of New York, New York City,          5/10 at 101.00      A+ (3)          5,690,464
                 Lease Revenue Bonds, Court Facilities, Series 1999,
                 6.000%, 5/15/39 (Pre-refunded 5/15/10)

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1          2,527,575
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 5.500%, 7/01/26

        2,625   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         Ba1          2,653,954
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        5,360   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          5,582,386
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.600%, 8/01/17 - MBIA Insured

       11,000   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA         11,454,080
                 General Revenue Bonds, Series 1998A, 5.250%, 12/01/26
                 (Pre-refunded 6/01/08) - MBIA Insured

       15,500   Long Island Power Authority, New York, Electric System General        9/11 at 100.00          A-         16,309,410
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25

        2,000   Long Island Power Authority, New York, Electric System General        6/16 at 100.00          A-          2,048,500
                 Revenue Bonds, Series 2006B, 5.000%, 12/01/35

       10,000   New York City Industrial Development Agency, New York,                8/12 at 101.00          B-         11,189,600
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

        5,280   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA          5,346,370
                 Water and Sewerage System Revenue Bonds, Fiscal Series
                 1996B, 5.750%, 6/15/26 (Pre-refunded 6/15/06) - MBIA Insured

        9,720   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA          9,841,889
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 1996B, 5.750%, 6/15/26 - MBIA Insured

        5,500   New York City Municipal Water Finance Authority, New York,           12/14 at 100.00         AAA          5,664,835
                 Water and Sewerage System Revenue Bonds, Fiscal Series
                 2005B, 5.000%, 6/15/36 - FSA Insured

        1,280   New York City, New York, General Obligation Bonds,                    8/06 at 101.50          A+          1,306,048
                 Fiscal Series 1997E, 6.000%, 8/01/16

        8,720   New York City, New York, General Obligation Bonds,                    8/06 at 101.50      A+ (3)          8,900,678
                 Fiscal Series 1997E, 6.000%, 8/01/16 (Pre-refunded 8/01/06)

       39,610   New York City, New York, General Obligation Bonds, Fiscal            10/07 at 101.00         Aaa         41,298,574
                 Series 1997G, 6.000%, 10/15/26 (Pre-refunded 10/15/07)

        9,320   New York City, New York, General Obligation Bonds,                    8/07 at 101.00          A+          9,587,204
                 Fiscal Series 1998D, 5.500%, 8/01/10

        4,075   New York City, New York, General Obligation Bonds,                    8/07 at 101.00      A+ (3)          4,205,685
                 Fiscal Series 1998D, 5.500%, 8/01/10 (Pre-refunded 8/01/07)

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2003J:
       15,000    5.500%, 6/01/21                                                      6/13 at 100.00          A+         16,065,900
       10,000    5.500%, 6/01/22                                                      6/13 at 100.00          A+         10,698,000

                New York City, New York, General Obligation Bonds,
                Fiscal Series 2004C:
        8,000    5.250%, 8/15/24                                                      8/14 at 100.00          A+          8,425,280
        6,000    5.250%, 8/15/25                                                      8/14 at 100.00          A+          6,318,960

        8,500   New York State Power Authority, General Revenue Bonds,               11/10 at 100.00         Aa2          8,826,230
                 Series 2000A, 5.250%, 11/15/40

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
       10,000    5.500%, 6/01/17                                                      6/11 at 100.00         AA-         10,620,600
       26,190    5.500%, 6/01/18                                                      6/12 at 100.00         AA-         28,024,086
       33,810    5.500%, 6/01/19                                                      6/13 at 100.00         AA-         36,298,078

        2,500   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          2,716,225
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/10 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
      273,190   Total New York                                                                                          287,744,885
------------------------------------------------------------------------------------------------------------------------------------


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.9%

$       1,500   Charlotte, North Carolina, Certificates of Participation,             6/13 at 100.00         AA+      $   1,525,905
                 Governmental Facilities Projects, Series 2003G, 5.000%, 6/01/33

        1,105   North Carolina Eastern Municipal Power Agency, Power System           1/07 at 102.00         AAA          1,140,161
                 Revenue Refunding Bonds, Series 1996A, 5.700%, 1/01/13 -
                 MBIA Insured

        2,500   North Carolina Eastern Municipal Power Agency, Power System           1/13 at 100.00         BBB          2,563,700
                 Revenue Refunding Bonds, Series 2003D, 5.125%, 1/01/26

        1,500   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          1,555,020
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/20

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00          A3         10,859,000
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

------------------------------------------------------------------------------------------------------------------------------------
       16,605   Total North Carolina                                                                                     17,643,786
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 0.2%

        3,000   Columbus City School District, Franklin County, Ohio, General         6/13 at 100.00         AAA          3,085,500
                 Obligation Bonds, Series 2003, 5.000%, 12/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.0%

        4,450   Central Oklahoma Transportation and Parking Authority,                7/06 at 100.00         AAA          4,461,882
                 Oklahoma City, Parking System Revenue Refunding Bonds,
                 Series 1996, 5.250%, 7/01/16 (Pre-refunded 7/01/06) -
                 FSA Insured

       15,000   Oklahoma Development Finance Authority, Revenue Bonds,                2/14 at 100.00          AA         15,347,250
                 St. John Health System, Series 2004, 5.125%, 2/15/31
------------------------------------------------------------------------------------------------------------------------------------
       19,450   Total Oklahoma                                                                                           19,809,132
------------------------------------------------------------------------------------------------------------------------------------


                OREGON - 0.1%

        2,500   Clackamas County Hospital Facility Authority, Oregon, Revenue         5/11 at 101.00          AA          2,600,425
                 Refunding Bonds, Legacy Health System, Series 2001,
                 5.250%, 5/01/21


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.5%

        4,500   Pennsylvania Higher Educational Facilities Authority, Revenue         7/08 at 100.00          AA          4,501,125
                 Bonds, University of Pennsylvania, Series 1998, 4.500%, 7/15/21

        6,500   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,            12/14 at 100.00         AAA          7,067,255
                 Series 2004A, 5.500%, 12/01/31 - AMBAC Insured

        8,000   Philadelphia School District, Pennsylvania, General Obligation        6/14 at 100.00         AAA          8,264,400
                 Bonds, Series 2004D, 5.125%, 6/01/34 - FGIC Insured

       10,075   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         10,313,072
                 Revenue Bonds, Philadelphia School District, Series 2003,
                 5.000%, 6/01/33 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       29,075   Total Pennsylvania                                                                                       30,145,852
------------------------------------------------------------------------------------------------------------------------------------


                PUERTO RICO - 1.1%

        5,450   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00        Baa3          5,956,251
                 Environmental Control Facilities Financing Authority,
                 Co-Generation Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)

       10,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA         10,675,900
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        5,000   Puerto Rico, General Obligation Bonds, Series 2000B,                  7/10 at 100.00         AAA          5,339,950
                 5.625%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       20,450   Total Puerto Rico                                                                                        21,972,101
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 1.2%

        6,250   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00         AAA          6,436,750
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group,
                 Series 1996, 5.250%, 5/15/26 - MBIA Insured

       16,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         16,794,400
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42

------------------------------------------------------------------------------------------------------------------------------------
       22,250   Total Rhode Island                                                                                       23,231,150
------------------------------------------------------------------------------------------------------------------------------------

                                       21


                                Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.7%

$       7,000   Dorchester County School District 2, South Carolina, Installment     12/14 at 100.00           A      $   7,266,770
                 Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/29

        3,000   Myrtle Beach, South Carolina, Hospitality and Accommodation           6/14 at 100.00         AAA          3,071,040
                 Fee Revenue Bonds, Series 2004A, 5.000%, 6/01/36 -
                 FGIC Insured

        8,475   Piedmont Municipal Power Agency, South Carolina, Electric             1/25 at 100.00         BBB          8,403,302
                 Revenue Refunding Bonds, Series 1986, 5.000%, 1/01/25

       20,750   South Carolina JOBS Economic Development Authority, Economic         11/12 at 100.00          A-         21,624,613
                 Development Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.625%, 11/15/30

        8,000   South Carolina JOBS Economic Development Authority, Hospital         12/10 at 102.00    Baa2 (3)          9,329,280
                 Revenue Bonds, Palmetto Health Alliance, Series 2000A,
                 7.375%, 12/15/21 (Pre-refunded 12/15/10)

        4,215   Spartanburg Sanitary Sewer District, South Carolina, Sewer            3/14 at 100.00         AAA          4,320,501
                 System Revenue Bonds, Series 2003B, 5.000%, 3/01/38 -
                 MBIA Insured

          110   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB            115,238
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
       51,550   Total South Carolina                                                                                     54,130,744
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 0.3%

                Knox County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Baptist Health System of
                East Tennessee Inc., Series 2002:
        3,000    6.375%, 4/15/22                                                      4/12 at 101.00        Baa3          3,165,150
        2,500    6.500%, 4/15/31                                                      4/12 at 101.00        Baa3          2,645,175

------------------------------------------------------------------------------------------------------------------------------------
        5,500   Total Tennessee                                                                                           5,810,325
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 5.8%

       13,000   Alliance Airport Authority, Texas, Special Facilities Revenue         6/06 at 100.00         CCC         12,608,050
                 Bonds, American Airlines Inc., Series 1990, 7.500%, 12/01/29
                 (Alternative Minimum Tax)

        5,440   Austin, Texas, Combined Utility System Revenue Bonds,                   No Opt. Call         AAA          6,144,480
                 Series 1992A, 12.500%, 11/15/07 - MBIA Insured (ETM)

       18,825   Austin, Texas, Combined Utility System Revenue Bonds,                   No Opt. Call         AAA         21,248,531
                 Series 1992A, 12.500%, 11/15/07 - MBIA Insured

        5,110   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00        Baa2          5,981,204
                 Refunding Bonds, TXU Electric Company, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        4,000   Central Texas Regional Mobility Authority, Travis and Williamson      1/15 at 100.00         AAA          4,080,120
                 Counties, Toll Road Revenue Bonds, Series 2005,
                 5.000%, 1/01/35 - FGIC Insured

        2,700   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,799,036
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured

       23,875   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          7,556,199
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/29 - AMBAC Insured

       10,045   Houston, Texas, Subordinate Lien Airport System Revenue Bonds,        7/10 at 100.00         AAA         10,658,850
                 Series 2000A, 5.875%, 7/01/16 - FSA Insured (Alternative
                 Minimum Tax)

                Irving Independent School District, Texas, Unlimited Tax School
                Building Bonds, Series 1997:
        5,685    0.000%, 2/15/10                                                        No Opt. Call         AAA          4,898,480
        3,470    0.000%, 2/15/11                                                        No Opt. Call         AAA          2,867,539

        5,000   Kerrville Health Facilities Development Corporation, Texas,             No Opt. Call        BBB-          5,042,000
                 Revenue Bonds, Sid Peterson Memorial Hospital Project,
                 Series 2005, 5.375%, 8/15/35

       22,060   Leander Independent School District, Williamson and Travis             8/09 at 31.45         AAA          5,980,245
                 Counties, Texas, Unlimited Tax School Building and Refunding
                 Bonds, Series 2000, 0.000%, 8/15/27

        6,000   Matagorda County Navigation District 1, Texas, Revenue Bonds,         4/08 at 102.00        BBB-          6,453,300
                 Reliant Energy Inc., Series 1999C, 8.000%, 5/01/29

        5,000   Port Corpus Christi Industrial Development Corporation, Texas,        5/07 at 102.00        BBB-          5,236,650
                 Environmental Facilities Revenue Bonds, Citgo Petroleum
                 Corporation, Series 2003, 8.250%, 11/01/31 (Alternative
                 Minimum Tax)


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       5,000   Port Corpus Christi Industrial Development Corporation, Texas,        4/08 at 102.00        BBB-      $   5,204,550
                 Revenue Refunding Bonds, Valero Refining and Marketing
                 Company, Series 1997A, 5.400%, 4/01/18

        5,000   Richardson Hospital Authority, Texas, Revenue Bonds, Richardson      12/13 at 100.00         BBB          5,318,850
                 Regional Medical Center, Series 2004, 6.000%, 12/01/34

        2,000   Sabine River Authority, Texas, Pollution Control Revenue              7/13 at 101.00        Baa2          2,128,200
                 Refunding Bonds, TXU Electric Company, Series 2003A,
                 5.800%, 7/01/22

------------------------------------------------------------------------------------------------------------------------------------
      142,210   Total Texas                                                                                             114,206,284
------------------------------------------------------------------------------------------------------------------------------------


                UTAH - 1.4%
       12,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/06 at 102.00      A+ (3)         12,264,600
                 Refunding Bonds, Series 1996D, 5.000%, 7/01/21
                 (Pre-refunded 7/01/06)

        1,655   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          1,726,148
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19
                 (Pre-refunded 7/01/07) - MBIA Insured

        3,345   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          3,480,907
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

        2,040   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/10 at 101.50         Aaa          2,058,890
                 Series 1998G-2, Class I, 5.200%, 7/01/30 (Alternative
                 Minimum Tax)

        3,700   Utah State Board of Regents, Utah State University, Revenue           4/14 at 100.00         AAA          3,793,536
                 Bonds, Series 2004, 5.000%, 4/01/35 - MBIA Insured

        3,810   Utah Water Finance Agency, Revenue Bonds, Pooled Loan                10/12 at 100.00         Aaa          4,021,455
                 Financing Program, Series 2002C, 5.250%, 10/01/28 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       26,550   Total Utah                                                                                               27,345,536
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 0.2%

        2,500   Virgin Islands Public Finance Authority, Revenue Bonds,               1/14 at 100.00         BBB          2,746,550
                 Refinery Project - Hovensa LLC, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.3%

        4,125   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA          4,446,709
                 System Revenue Bonds, Series 2002A, 5.750%, 10/01/16 -
                 FGIC Insured (Alternative Minimum Tax)

       15,000   Pocahontas Parkway Association, Virginia, Senior Lien Revenue          8/08 at 28.38         BB-          3,719,550
                 Bonds, Route 895 Connector Toll Road, Series 1998A,
                 0.000%, 8/15/30

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998B:
       19,400    0.000%, 8/15/33                                                       8/08 at 23.55         BB-          3,995,624
       60,500    0.000%, 8/15/35                                                       8/08 at 20.95         BB-         11,082,390

        3,245   Virginia Housing Development Authority, Multifamily Housing           1/08 at 102.00         AA+          3,324,340
                 Bonds, Series 1997E, 5.600%, 11/01/17 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
      102,270   Total Virginia                                                                                           26,568,613
------------------------------------------------------------------------------------------------------------------------------------


                WASHINGTON - 2.1%

        6,400   Cowlitz County Public Utilities District 1, Washington,               9/14 at 100.00         AAA          6,550,784
                 Electric Production Revenue Bonds, Series 2004,
                 5.000%, 9/01/34 - FGIC Insured

       12,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA         13,819,125
                 Bonds, Columbia Generating Station - Nuclear Project 2,
                 Series 2002B, 6.000%, 7/01/18 - AMBAC Insured

        4,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          4,290,840
                 Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17 -
                 XLCA Insured

        8,200   Washington Public Power Supply System, Revenue Refunding                No Opt. Call         Aaa          5,708,348
                 Bonds, Nuclear Project 3, Series 1989B, 0.000%, 7/01/14

        3,700   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          4,045,395
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.625%, 6/01/32

                Washington, Motor Vehicle Fuel Tax General Obligation Bonds,
                Series 2002-03C:
        9,000    0.000%, 6/01/29 - MBIA Insured                                         No Opt. Call         AAA          2,880,540
       16,195    0.000%, 6/01/30 - MBIA Insured                                         No Opt. Call         AAA          4,914,049

------------------------------------------------------------------------------------------------------------------------------------
       59,995   Total Washington                                                                                         42,209,081
------------------------------------------------------------------------------------------------------------------------------------


                                       23

                                Nuveen Municipal Value Fund, Inc. (NUV) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.5%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
$       8,300    6.125%, 6/01/27                                                      6/12 at 100.00         BBB      $   8,764,634
       11,385    6.375%, 6/01/32                                                      6/12 at 100.00         BBB         12,213,145

        6,000   Milwaukee Redevelopment Authority, Wisconsin, Lease                   8/13 at 100.00         AAA          6,251,100
                 Revenue Bonds, Public Schools, Series 2003A, 5.125%, 8/01/22 -
                 AMBAC Insured

       12,305   Wisconsin Health and Educational Facilities Authority, Revenue        8/07 at 102.00         AAA         12,700,483
                 Bonds, Aurora Healthcare Inc., Series 1997, 5.250%, 8/15/27 -
                 MBIA Insured

        6,000   Wisconsin Health and Educational Facilities Authority, Revenue        9/13 at 100.00          A-          6,324,480
                 Bonds, Franciscan Sisters of Christian Charity Healthcare
                 Ministry, Series 2003A, 5.875%, 9/01/33

        3,750   Wisconsin Health and Educational Facilities Authority,                2/12 at 101.00           A          3,948,675
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2002, 5.750%, 8/15/30

------------------------------------------------------------------------------------------------------------------------------------
       47,740   Total Wisconsin                                                                                          50,202,517
------------------------------------------------------------------------------------------------------------------------------------
$   2,242,119   Total Investments (cost $1,817,267,981) - 98.6%                                                       1,949,351,959
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                     28,169,137
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $1,977,521,096
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                    (ETM) Escrowed to maturity.

                                 See accompanying notes to financial statements.

                                Nuveen Municipal Income Fund, Inc. (NMI)
                                Portfolio of
                                        INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8%

$         690   Phenix City Industrial Development Board, Alabama,                    5/12 at 100.00         BBB      $     739,266
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 19.5%

        5,530   Adelanto School District, San Bernardino County, California,            No Opt. Call         AAA          2,600,759
                 General Obligation Bonds, Series 1997A, 0.000%, 9/01/22 -
                 MBIA Insured

                Brea Olinda Unified School District, California, General
                Obligation Bonds, Series 1999A:
        2,000    0.000%, 8/01/21 - FGIC Insured                                         No Opt. Call         AAA            961,240
        2,070    0.000%, 8/01/22 - FGIC Insured                                         No Opt. Call         AAA            943,734
        2,120    0.000%, 8/01/23 - FGIC Insured                                         No Opt. Call         AAA            919,380

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          3,075,090
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.000%, 6/01/25

        1,000   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            978,370
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.000%, 7/01/39

          500   California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26    4/14 at 100.00           A            523,335

        1,000   California, General Obligation Bonds, Series 2005, 5.000%, 3/01/27    3/16 at 100.00           A          1,026,930

        1,150   Foothill/Eastern Transportation Corridor Agency, California,          1/07 at 100.00         AAA          1,167,906
                 Toll Road Revenue Bonds, Series 1995A, 6.000%, 1/01/34
                 (Pre-refunded 1/01/07)

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,341,280
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

          500   Lake Elsinore Public Finance Authority, California, Local Agency     10/13 at 102.00         N/R            545,690
                 Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33

        1,000   Vernon, California, Electric System Revenue Bonds, Malburg            4/08 at 100.00         Aaa          1,033,550
                 Generating Station Project, Series 2003C, 5.375%, 4/01/18
                 (Pre-refunded 4/01/08)

------------------------------------------------------------------------------------------------------------------------------------
       22,870   Total California                                                                                         17,117,264
------------------------------------------------------------------------------------------------------------------------------------


                COLORADO - 6.4%

          855   Colorado Educational and Cultural Facilities Authority,               7/12 at 100.00         BBB            886,028
                 Charter School Revenue Bonds, Douglas County School
                 District RE-1 - DCS Montessori School, Series 2002A,
                 6.000%, 7/15/22

          480   Colorado Educational and Cultural Facilities Authority,               8/11 at 100.00         AAA            556,738
                 Charter School Revenue Bonds, Peak-to-Peak Charter School,
                 Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)

        1,000   Colorado Educational and Cultural Facilities Authority, Charter       6/11 at 100.00         Ba1          1,030,790
                 School Revenue Bonds, Weld County School District 6 -
                 Frontier Academy, Series 2001, 7.375%, 6/01/31

        1,000   Colorado Health Facilities Authority, Revenue Bonds,                  6/16 at 100.00          A-            990,570
                 Evangelical Lutheran Good Samaritan Society, Series 2005,
                 5.000%, 6/01/35

        2,000   Denver City and County, Colorado, Airport System Revenue             11/10 at 100.00         AAA          2,150,640
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/16 -
                 AMBAC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        5,335   Total Colorado                                                                                            5,614,766
------------------------------------------------------------------------------------------------------------------------------------


                CONNECTICUT - 5.8%

        1,480   Capitol Region Education Council, Connecticut, Revenue Bonds,        10/06 at 101.00         BBB          1,511,879
                 Series 1995, 6.750%, 10/15/15

        2,000   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00    BBB- (3)          2,049,440
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26 (Pre-refunded 7/01/06)

          500   Eastern Connecticut Resource Recovery Authority, Solid Waste          7/06 at 100.00         BBB            502,850
                 Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A,
                 5.500%, 1/01/14 (Alternative Minimum Tax)

          945   Willimantic Housing Authority, Connecticut, GNMA                     10/06 at 104.00         AAA            993,375
                 Collateralized Multifamily Housing Mortgage Revenue Bonds,
                 Village Heights Apartments, Series 1995A, 8.000%, 10/20/30

------------------------------------------------------------------------------------------------------------------------------------
        4,925   Total Connecticut                                                                                         5,057,544
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                            Nuveen Municipal Income Fund, Inc. (NMI) (continued)

               Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.3%

$         175   Dade County Industrial Development Authority, Florida, Revenue        6/06 at 101.50         N/R      $     177,686
                 Bonds, Miami Cerebral Palsy Residential Services Inc.,
                 Series 1995, 8.000%, 6/01/22

        1,250   Martin County Industrial Development Authority, Florida,              6/06 at 101.00         BB+          1,268,150
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative
                 Minimum Tax)

          600   Martin County Industrial Development Authority, Florida,              6/06 at 101.00         BB+            609,876
                 Industrial Development Revenue Refunding Bonds, Indiantown
                 Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,025   Total Florida                                                                                             2,055,712
------------------------------------------------------------------------------------------------------------------------------------


                ILLINOIS - 10.0%

        1,400   Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero      1/09 at 100.00         N/R          1,475,796
                 Redevelopment Project, Series 1998, 7.000%, 1/01/14

                Illinois Development Finance Authority, Revenue Bonds, Chicago
                Charter School Foundation, Series 2002A:
          500    6.125%, 12/01/22                                                    12/12 at 100.00         BBB            527,355
        1,000    6.250%, 12/01/32                                                    12/21 at 100.00         BBB          1,030,690

        1,000   Illinois Educational Facilities Authority, Student Housing            5/12 at 101.00        Baa3          1,018,360
                 Revenue Bonds, Educational Advancement Foundation Fund,
                 University Center Project, Series 2002, 6.250%, 5/01/34

        1,550   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00        Baa2          1,581,465
                 Medical Center, Series 2002, 5.500%, 5/15/32

        1,735   Joliet Regional Port District, Illinois, Airport Facilities Revenue   7/07 at 103.00     N/R (3)          1,808,043
                 Bonds, Lewis University Airport, Series 1997A, 7.250%, 7/01/18
                 (Pre-refunded 7/01/07) (Alternative Minimum Tax)

        1,305   North Chicago, Illinois, General Obligation Bonds, Series 2005B,     11/15 at 100.00         AAA          1,354,512
                 5.000%, 11/01/25 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,490   Total Illinois                                                                                            8,796,221
------------------------------------------------------------------------------------------------------------------------------------


                INDIANA - 4.0%

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/12 at 101.00        Baa1          2,119,140
                 Bonds, Riverview Hospital, Series 2002, 6.125%, 8/01/31

        1,305   Whitley County, Indiana, Solid Waste and Sewerage Disposal           11/10 at 102.00         N/R          1,410,692
                 Revenue Bonds, Steel Dynamics Inc., Series 1998,
                 7.250%, 11/01/18 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,305   Total Indiana                                                                                             3,529,832
------------------------------------------------------------------------------------------------------------------------------------


                LOUISIANA - 2.5%

        1,745   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          2,179,296
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.2%

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,010,840
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.9%

          500   Massachusetts Development Finance Agency, Resource Recovery          12/09 at 102.00         BBB            540,615
                 Revenue Bonds, Ogden Haverhill Associates, Series 1999A,
                 6.700%, 12/01/14 (Alternative Minimum Tax)

          270   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            280,635
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          770   Total Massachusetts                                                                                         821,250
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN - 3.7%

        1,000   Delta County Economic Development Corporation, Michigan,              4/12 at 100.00         AAA          1,109,970
                 Environmental Improvement Revenue Refunding Bonds,
                 MeadWestvaco Corporation - Escanaba Paper Company,
                 Series 2002B, 6.450%, 4/15/23 (Pre-refunded 4/15/12)
                 (Alternative Minimum Tax)

        2,150   Michigan State Hospital Finance Authority, Hospital Revenue           7/06 at 102.00         Ba3          2,164,083
                 Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16

------------------------------------------------------------------------------------------------------------------------------------
        3,150   Total Michigan                                                                                            3,274,053
------------------------------------------------------------------------------------------------------------------------------------


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.4%

$       1,200   Montana Board of Investments, Exempt Facility Revenue                 7/10 at 101.00          B1      $   1,258,476
                 Bonds, Stillwater Mining Company, Series 2000,
                 8.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.2%

        1,000   Washington County, Nebraska, Wastewater Facilities Revenue           11/12 at 101.00          A+          1,073,480
                 Bonds, Cargill Inc., Series 2002, 5.900%, 11/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.8%

          400   New Hampshire Higher Educational and Health Facilities                1/07 at 102.00        BBB-            411,700
                 Authority, Revenue Bonds, New Hampshire College,
                 Series 1997, 6.375%, 1/01/27

                New Hampshire Higher Educational and Health Facilities
                Authority, Revenue Bonds, New Hampshire College, Series 1997:
          100    6.375%, 1/01/27 (Pre-refunded 1/01/07)                               1/07 at 102.00    BBB- (3)            103,667
          200    6.375%, 1/01/27 (Pre-refunded 1/01/07)                               1/07 at 102.00    BBB- (3)            207,458

------------------------------------------------------------------------------------------------------------------------------------
          700   Total New Hampshire                                                                                         722,825
------------------------------------------------------------------------------------------------------------------------------------


                NEW YORK - 6.2%

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00          AA          1,075,260
                 Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 -
                 RAAI Insured

        4,120   Yates County Industrial Development Agency, New York,                 2/11 at 101.00         AA+          4,390,476
                 FHA-Insured Civic Facility Mortgage Revenue Bonds, Soldiers
                 and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41

------------------------------------------------------------------------------------------------------------------------------------
        5,120   Total New York                                                                                            5,465,736
------------------------------------------------------------------------------------------------------------------------------------


                OHIO - 3.3%

        2,400   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          2,479,992
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

          400   Ohio Water Development Authority, Solid Waste Disposal                9/06 at 101.00          A+            407,600
                 Revenue Bonds, BHP Steel LLC, Series 1995, 6.300%, 9/01/20
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,800   Total Ohio                                                                                                2,887,592
------------------------------------------------------------------------------------------------------------------------------------


                PENNSYLVANIA - 2.7%

        1,080   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00         Ba3          1,285,740
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/30

        1,010   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          1,063,005
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,090   Total Pennsylvania                                                                                        2,348,745
------------------------------------------------------------------------------------------------------------------------------------


                RHODE ISLAND - 0.7%

          500   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB            524,825
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.0%

        2,500   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-          2,713,825
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/13

          475   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA            589,618
                 Revenue Bonds, Series 1991, 6.750%, 1/01/19 -
                 FGIC Insured (ETM)

        1,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          1,047,620
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22

------------------------------------------------------------------------------------------------------------------------------------
        3,975   Total South Carolina                                                                                      4,351,063
------------------------------------------------------------------------------------------------------------------------------------


                TENNESSEE - 2.5%

        1,000   Knox County Health, Educational and Housing Facilities Board,         4/12 at 101.00        Baa3          1,055,050
                 Tennessee, Hospital Revenue Bonds, Baptist Health System
                 of East Tennessee Inc., Series 2002, 6.375%, 4/15/22


                                       27

                                Nuveen Municipal Income Fund, Inc. (NMI) (continued)
                                   Portfolio of INVESTMENTS April 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION                                                            PROVISIONS (1)   RATINGS (2)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE (continued)

                Shelby County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Bonds, Methodist Healthcare, Series
                2002:
$         375    6.500%, 9/01/26 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)      $     429,694
          625    6.500%, 9/01/26 (Pre-refunded 9/01/12)                               9/12 at 100.00      A- (3)            716,156

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Tennessee                                                                                           2,200,900
------------------------------------------------------------------------------------------------------------------------------------


                TEXAS - 7.6%

        2,000   Gulf Coast Waste Disposal Authority, Texas, Sewerage and              4/12 at 100.00          A+          2,145,740
                 Solid Waste Disposal Revenue Bonds, Anheuser Busch
                 Company, Series 2002, 5.900%, 4/01/36 (Alternative
                 Minimum Tax)

        2,000   Matagorda County Navigation District 1, Texas, Collateralized        10/13 at 101.00         AAA          1,946,600
                 Revenue Refunding Bonds, Houston Light and Power Company,
                 Series 1995, 4.000%, 10/15/15 - MBIA Insured

                Weslaco Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Knapp Medical Center, Series 2002:
        2,000    6.250%, 6/01/25                                                      6/12 at 100.00        BBB+          2,130,320
           50    6.250%, 6/01/32                                                      6/12 at 100.00        BBB+             52,855

        1,000   West Texas Independent School District, McLennan and                   8/13 at 51.84         AAA            360,540
                 Hill Counties, General Obligation Refunding Bonds,
                 Series 1998, 0.000%, 8/15/25

------------------------------------------------------------------------------------------------------------------------------------
        7,050   Total Texas                                                                                               6,636,055
------------------------------------------------------------------------------------------------------------------------------------


                VIRGIN ISLANDS - 3.1%

        2,545   Virgin Islands Public Finance Authority, Senior Lien Matching        10/14 at 100.00         BBB          2,685,739
                 Fund Loan Note, Series 2004A, 5.250%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 3.1%

        1,000   Chesterfield County Industrial Development Authority,                11/10 at 102.00          A3          1,075,770
                 Virginia, Pollution Control Revenue Bonds, Virginia Electric
                 and Power Company, Series 1987A, 5.875%, 6/01/17

        1,500   Mecklenburg County Industrial Development Authority, Virginia,       10/12 at 100.00          A3          1,671,510
                 Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Virginia                                                                                            2,747,280
------------------------------------------------------------------------------------------------------------------------------------


                WEST VIRGINIA - 2.4%

        2,050   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          2,087,863
                 Appalachian Power Company, Series 2003L, 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

        1,000   Wisconsin Health and Educational Facilities Authority,               10/11 at 100.00         BBB          1,073,170
                 Revenue Bonds, Carroll College Inc., Series 2001,
                 6.250%, 10/01/21

------------------------------------------------------------------------------------------------------------------------------------
$      88,835   Total Investments (cost $81,312,684) - 98.3%                                                             86,259,793
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      1,479,627
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 87,739,420
                ====================================================================================================================

                    (1) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (2) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (3) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                   (ETM) Escrowed to maturity.

                                 See accompanying notes to financial statements.

                                Statement of
                                    ASSETS AND LIABILITIES April 30, 2006 (Unaudited)
                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,817,267,981 and $81,312,684, respectively)                        $1,949,351,959        $ 86,259,793
Receivables:
   Interest                                                                                          30,676,098           1,418,993
   Investments sold                                                                                   4,756,795             155,000
Other assets                                                                                            161,994               6,823
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                1,984,946,846          87,840,609
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                        6,101,493              31,086
Accrued expenses:
   Management fees                                                                                      848,346              46,153
   Other                                                                                                475,911              23,950
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                               7,425,750             101,189
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,977,521,096        $ 87,739,420
====================================================================================================================================
Shares outstanding                                                                                  194,959,520           8,113,876
====================================================================================================================================
Net asset value per share outstanding (net assets
   divided by shares outstanding)                                                                $        10.14        $      10.81
====================================================================================================================================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                 $    1,949,595        $     81,139
Paid-in surplus                                                                                   1,837,696,454          90,826,644
Undistributed (Over-distribution of) net investment income                                            4,090,395             109,217
Accumulated net realized gain (loss) from investments                                                 1,700,674          (8,224,689)
Net unrealized appreciation (depreciation) of investments                                           132,083,978           4,947,109
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                       $1,977,521,096        $ 87,739,420
====================================================================================================================================
Authorized shares                                                                                   350,000,000         200,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                Statement of
                                     OPERATIONS Six Months Ended April 30, 2006 (Unaudited)
                                                                                                MUNICIPAL VALUE    MUNICIPAL INCOME
                                                                                                          (NUV)               (NMI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                  $ 51,779,117          $2,480,302
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                       5,124,738             280,057
Shareholders' servicing agent fees and expenses                                                         250,333              13,075
Custodian's fees and expenses                                                                           208,124              12,994
Directors' fees and expenses                                                                             18,868                 630
Professional fees                                                                                        37,538               5,040
Shareholders' reports - printing and mailing expenses                                                    74,698               8,049
Stock exchange listing fees                                                                              36,008               4,965
Investor relations expense                                                                               50,267               4,290
Other expenses                                                                                           22,639               3,442
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                            5,823,213             332,542
   Custodian fee credit                                                                                 (54,412)             (8,714)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                          5,768,801             323,828
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                46,010,316           2,156,474
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                             1,707,777             (22,466)
Change in net unrealized appreciation (depreciation) of investments                                     764,892            (465,585)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                               2,472,669            (488,051)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                              $ 48,482,985          $1,668,423
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                Statement of
                                     CHANGES IN NET ASSETS (Unaudited)
                                                              MUNICIPAL VALUE (NUV)                    MUNICIPAL INCOME (NMI)
                                                      -------------------------------------    -------------------------------------
                                                      SIX MONTHS ENDED           YEAR ENDED    SIX MONTHS ENDED          YEAR ENDED
                                                               4/30/06             10/31/05             4/30/06            10/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                   $   46,010,316       $   92,574,829         $ 2,156,474         $ 4,415,535
Net realized gain (loss) from investments                    1,707,777            3,892,592             (22,466)           (132,233)
Change in net unrealized appreciation
   (depreciation) of investments                               764,892           14,371,253            (465,585)            824,656
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       48,482,985          110,838,674           1,668,423           5,107,958
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                 (46,380,875)         (92,469,274)         (2,075,529)         (4,285,750)
From accumulated net realized gains                         (3,977,174)         (10,898,238)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders  (50,358,049)        (103,367,512)         (2,075,529)         (4,285,750)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                       (1,875,064)           7,471,162            (407,106)            822,208
Net assets at the beginning of period                    1,979,396,160        1,971,924,998          88,146,526          87,324,318
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                         $1,977,521,096       $1,979,396,160         $87,739,420         $88,146,526
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period               $    4,090,395       $    4,460,954         $   109,217         $    28,272
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Municipal Value Fund, Inc. (NUV) and Nuveen Municipal Income Fund, Inc. (NMI). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Directors' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2006, there were no such outstanding purchase commitments in either of the funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not invest in any such instruments during the six months ended April 30, 2006.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Neither Fund engaged in transactions in its own shares during the six months ended April 30, 2006, nor during the fiscal year ended October 31, 2005.

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2006, were as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Purchases                                             $51,272,359     $3,640,518
Sales and maturities                                   43,204,360      1,495,000
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investments transactions.

At April 30, 2006, the cost of investments was as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------

Cost of investments                                $1,813,546,980    $81,245,827
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2006, were as follows:
                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                      $137,217,936    $5,245,382
   Depreciation                                        (1,412,957)     (231,416)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                    $135,804,979    $5,013,966
================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2005, the Funds' last tax year end, were as follows:

                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $7,818,624      $241,511
Undistributed net ordinary income **                      752,964        13,932
Undistributed net long-term capital gains               3,970,072            --
================================================================================
* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 3, 2005, paid on November 1, 2005.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the Funds' last tax year ended October 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                         MUNICIPAL     MUNICIPAL
                                                       VALUE (NUV)  INCOME (NMI)
--------------------------------------------------------------------------------
Distributions from net tax-exempt income               $91,241,029    $4,284,126
Distributions from net ordinary income **                1,228,245         1,623
Distributions from net long-term capital gains          10,898,238            --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2005, the Funds' last tax year end, Municipal Income (NMI) had an unused capital loss carryforward of $8,204,024, available to be applied against future capital gains, if any. If not applied, $116,138, $7,005,363, $916,759 and $165,764 of the carryforward will expire in the years 2008, 2011, 2012 and 2013, respectively.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., a specific fund-level component, based only on the amount of assets within each individual fund and for Municipal Value (NUV) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth inthe assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Municipal Value's (NUV) annual fund-level fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:


                                                           MUNICIPAL VALUE (NUV)
AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .1500%
For the next $500 million                                                 .1250
For net assets over $1 billion                                            .1000
================================================================================

In addition, Municipal Value (NUV) pays an annual management fee, payable monthly, based on gross interest income as follows:

                                                           MUNICIPAL VALUE (NUV)
GROSS INTEREST INCOME                                      GROSS INCOME FEE RATE
--------------------------------------------------------------------------------
For the first $50 million                                                 4.125%
For the next $50 million                                                  4.000
For gross income over $100 million                                        3.875
================================================================================

Municipal Income's (NMI) annual fund-level fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of the Fund as follows:

                                                          MUNICIPAL INCOME (NMI)
AVERAGE DAILY NET ASSETS                                     FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee and for Municipal Value (NUV) gross interest income fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2006, the complex-level fee rate was .1888%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on June 1, 2006, to shareholders of record on May 15, 2006, as follows:
                                                        MUNICIPAL      MUNICIPAL
                                                      VALUE (NUV)   INCOME (NMI)
--------------------------------------------------------------------------------
Dividend per share                                         $.0390         $.0420
================================================================================

                                Financial
                                       HIGHLIGHTS (Unaudited)

                        Selected data for a share outstanding throughout each period:
                                               Investment Operations                    Less Distributions
                                      -------------------------------------   -------------------------------------
                           Beginning         Net   Net Realized/                     Net                                  Ending
                           Net Asset  Investment      Unrealized              Investment       Capital                 Net Asset
                               Value      Income      Gain (Loss)     Total       Income         Gains        Total        Value
--------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2006(a)                   $10.15        $.24           $ .01       $.25        $(.24)        $(.02)       $(.26)      $10.14
    2005                       10.11         .47             .10        .57         (.47)         (.06)        (.53)       10.15
    2004                        9.92         .48             .26        .74         (.49)         (.06)        (.55)       10.11
    2003                        9.98         .49            (.01)       .48         (.50)         (.04)        (.54)        9.92
    2002                       10.17         .51            (.18)       .33         (.51)         (.01)        (.52)        9.98
    2001                        9.77         .51             .42        .93         (.51)         (.02)        (.53)       10.17

MUNICIPAL INCOME (NMI)
--------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2006(a)                    10.86         .27            (.06)       .21         (.26)           --         (.26)       10.81
    2005                       10.76         .54             .09        .63         (.53)           --         (.53)       10.86
    2004                       10.41         .56             .32        .88         (.53)           --         (.53)       10.76
    2003                       10.61         .54            (.15)       .39         (.59)           --         (.59)       10.41
    2002                       10.92         .61            (.30)       .31         (.62)           --         (.62)       10.61
    2001                       11.01         .67            (.06)       .61         (.70)           --         (.70)       10.92
================================================================================================================================
                                                   Total Returns
                                          ------------------------------
                                 Ending        Based on    Based on Net
                           Market Value   Market Value+     Asset Value+
------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------
Year Ended 10/31:
    2006(a)                      $ 9.57           2.57%            2.45%
    2005                           9.58           8.25             5.73
    2004                           9.36           9.01             7.77
    2003                           9.12           3.66             4.90
    2002                           9.32           3.80             3.32
    2001                           9.48          17.32             9.77

MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------
Year Ended 10/31:
    2006(a)                       10.21          (0.89)            1.90
    2005                          10.56          10.21             5.93
    2004                          10.08          10.34             8.69
    2003                           9.64           3.02             3.71
    2002                           9.90         (11.93)            2.87
    2001                          11.90          12.24             5.68
========================================================================
                                                               Ratios/Supplemental Data
                             -------------------------------------------------------------------------------------------
                                                     Before Credit                  After Credit**
                                             -----------------------------   -----------------------------
                                                            Ratio of Net                    Ratio of Net
                                               Ratio of       Investment       Ratio of       Investment
                                 Ending        Expenses        Income to       Expenses        Income to      Portfolio
                             Net Assets      to Average          Average     to Average          Average       Turnover
                                   (000)     Net Assets       Net Assets     Net Assets       Net Assets           Rate
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL VALUE (NUV)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2006(a)                  $1,977,521             .59%*           4.66%*          .58%*           4.66%*            2%
    2005                      1,979,396             .60             4.64            .60             4.65              8
    2004                      1,971,925             .62             4.83            .61             4.84             13
    2003                      1,934,433             .64             4.97            .64             4.97             36
    2002                      1,946,407             .65             5.07            .65             5.08             13
    2001                      1,982,139             .65             5.09            .64             5.10             10

MUNICIPAL INCOME (NMI)
------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
    2006(a)                      87,739             .76*            4.90*           .74*            4.92*             2
    2005                         88,147             .78             4.99            .77             5.00              7
    2004                         87,324             .82             5.28            .81             5.28             14
    2003                         84,491            1.12             5.14           1.12             5.14             10
    2002                         85,897             .91             5.62            .90             5.64             36
    2001                         88,089             .83             6.14            .83             6.15             11
========================================================================================================================

*    Annualized.
**   After custodian fee credit, where applicable.
+ Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(a)  For the six months ended April 30, 2006.


                                 See accompanying notes to financial statements.

                                  36-37 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN EXCHANGE-TRADED CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION
Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MODIFIED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $145 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                        o Share prices
                                        o Fund details
           Learn more                   o Daily financial news
about Nuveen Funds at                   o Investor education
   WWW.NUVEEN.COM/CEF                   o Interactive planning tools

Logo: NUVEEN INVESTMENTS

                                                                     ESA-A-0406D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Directors implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of directors by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as director at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if an only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of directors, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 7, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 7, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 7, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.